UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Hong T. Le

SMALLCAP World Fund, Inc.

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund®
Semi-annual report for the six months ended March 31, 2022

We believe small companies around the world can provide opportunities for investors

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022:

	1 year	5 years	10 years

Class F-2 shares	–9.57%	12.36%	11.36%
Class A shares (reflecting 5.75% maximum sales charge)	–14.98	10.75	10.40

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.76% for Class F-2 shares and 1.02% for Class A shares as of the prospectus dated December 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for SMALLCAP World Fund for the periods ended March 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/smcfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

24	Financial statements

28	Notes to financial statements

40	Financial highlights

Results at a glance

For periods ended March 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

SMALLCAP World Fund (Class F-2 shares)[2]	–15.91%	–9.57%	12.36%	11.36%	10.21%
SMALLCAP World Fund (Class A shares)	–16.01	–9.79	12.06	11.06	9.94
MSCI All Country World Small Cap Index[3]	–4.26	–0.35	9.55	9.64	8.36

[1]	Lifetime returns are as of April 30, 1990, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC.

SMALLCAP World Fund	1

Investment portfolio March 31, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	44.58%
Eurozone*	7.12
United Kingdom	6.42
Sweden	5.24
India	5.21
Japan	5.13
China	2.98
Switzerland	2.61
Canada	2.39
Other countries	9.71
Short-term securities & other assets less liabilities	8.61
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 90.07%	Shares	Value (000)
Information technology 19.42%
MongoDB, Inc., Class A1	1,307,698	$580,082
Wolfspeed, Inc.[1]	4,863,336	553,739
eMemory Technology, Inc.[2,3]	6,440,334	409,920
ALTEN SA, non-registered shares[2,3]	2,115,425	319,180
RingCentral, Inc., Class A1	2,678,451	313,941
Kulicke and Soffa Industries, Inc.[2]	4,982,121	279,098
Smartsheet, Inc., Class A1	5,022,474	275,131
Alteryx, Inc., Class A1	3,473,276	248,443
Globant SA1	943,565	247,280
Nordic Semiconductor ASA[1,3]	9,108,915	232,855
VisEra Technologies Co., Ltd.[3,4]	11,090,000	161,167
VisEra Technologies Co., Ltd.[3]	3,774,800	61,638
Keywords Studios PLC[2,3]	6,107,579	209,583
Ceridian HCM Holding, Inc.[1]	2,851,343	194,918
Teradata Corp.[1]	3,843,434	189,443
Global Unichip Corp.[2,3]	10,720,000	187,097
Fabrinet, non-registered shares[1]	1,776,265	186,739
Endava PLC, Class A (ADR)[1]	1,380,921	183,704
Tanla Platforms, Ltd.[2,3]	9,190,777	182,601
SHIFT, Inc.[1,2,3]	977,500	171,260
Rapid7, Inc.[1]	1,445,069	160,749
Network International Holdings PLC[1,2,3]	43,335,624	158,696
Money Forward, Inc.[1,2,3,5]	3,558,704	157,489
Silergy Corp.[3]	1,306,456	153,884
Softcat PLC[3]	6,759,035	150,709
MKS Instruments, Inc.	964,988	144,748
Novanta, Inc.[1]	1,015,687	144,522
Net One Systems Co., Ltd.[2,3]	6,049,758	140,843
Dexerials Corp.[2,3,5]	5,149,800	139,791
Crayon Group Holding ASA[1,2,3]	7,013,051	132,000
Euronet Worldwide, Inc.[1]	997,002	129,760
Sinch AB1,3	18,987,308	128,565
Extreme Networks, Inc.[1,2]	10,226,997	124,872
SUMCO Corp.[3]	7,295,374	119,700
Viavi Solutions, Inc.[1]	7,325,009	117,786
Netcompany Group AS, non-registered shares[1,3]	1,773,791	116,980
Marqeta, Inc., Class A1	10,588,681	116,899
Credo Technology Group Holding, Ltd.[1,2,3,6]	4,750,082	64,386
Credo Technology Group Holding, Ltd.[1,2,5]	3,444,600	52,461
CDW Corp.	650,000	116,279
Vitec Software Group AB, Class B3	2,228,800	114,781
LEM Holding SA3	46,070	111,356
Paycom Software, Inc.[1]	317,275	109,898

2	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Nuvei Corp., subordinate voting shares[1]	1,400,000	$105,267
NCR Corp.[1]	2,449,150	98,431
Bytes Technology Group PLC[2,3]	14,832,601	96,638
Insight Enterprises, Inc.[1]	890,800	95,601
Megaport, Ltd.[1,2,3]	9,161,000	93,538
Nagarro SE1,3	583,279	92,699
Qorvo, Inc.[1]	741,404	92,008
AvidXchange Holdings, Inc.[1,2,5]	11,331,821	91,221
PagSeguro Digital, Ltd., Class A1	4,504,035	90,306
Okta, Inc., Class A1	581,800	87,829
EVERTEC, Inc.	2,131,730	87,252
PAR Technology Corp.[1,2,5]	2,140,057	86,330
Halma PLC[3]	2,521,862	82,318
Coforge, Ltd.[3]	1,402,616	81,756
Paymentus Holdings, Inc., Class A1,5	3,765,048	79,367
DoubleVerify Holdings, Inc.[1,5]	3,142,000	79,084
SINBON Electronics Co., Ltd.[3]	8,747,000	78,980
Avaya Holdings Corp.[1,2]	6,174,600	78,232
JustSystems Corp.[3]	1,617,921	76,060
Concentrix Corp.	428,914	71,440
INFICON Holding AG3	61,865	70,853
Comet Holding AG3	245,477	70,789
Unimicron Technology Corp.[3]	8,238,000	70,719
Truecaller AB, Class B1,3	10,138,230	69,615
Cvent Holding Corp.[1]	9,655,200	69,421
Aspen Technology, Inc.[1]	417,000	68,959
Kingdee International Software Group Co., Ltd.[1,3]	31,106,093	68,643
Hamamatsu Photonics KK3	1,289,450	68,627
MACOM Technology Solutions Holdings, Inc.[1]	1,140,000	68,252
Reply SpA[3]	399,778	65,811
Ideagen PLC[2,3]	23,053,901	65,785
Gitlab, Inc., Class B1	1,044,048	56,849
Gitlab, Inc., Class A1	136,201	7,416
Kainos Group PLC[3]	3,703,704	64,022
Alarm.com Holdings, Inc.[1]	951,000	63,203
Cognex Corp.	800,000	61,720
Pegasystems, Inc.	763,531	61,579
CCC Intelligent Solutions Holdings, Inc.[1]	5,403,203	59,651
JFrog, Ltd.[1]	2,162,050	58,267
Vanguard International Semiconductor Corp.[3]	13,107,394	56,466
Dock, Ltd.[1,3,4,7]	4,318,937	56,103
Clear Secure, Inc., Class A1,5	2,082,666	55,982
Aixtron SE3	2,434,518	53,888
91APP, Inc.[1,2,3]	9,646,000	53,861
Computer Services, Inc.	1,084,411	53,678
AppFolio, Inc., Class A1	474,024	53,664
Lightspeed Commerce, Inc., subordinate voting shares[1,5]	1,597,219	48,667
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	133,200	4,063
OVH Groupe SAS[1,3,5]	2,052,592	52,631
Freshworks, Inc., Class A1,5	2,902,583	52,014
Topicus.com, Inc., subordinate voting shares[1]	689,053	51,397
Olo, Inc., Class A1	3,870,830	51,289
Silicon Laboratories, Inc.[1]	324,000	48,665
Perficient, Inc.[1]	429,965	47,335
Bentley Systems, Inc., Class B	1,071,370	47,333
Computer Age Management Services, Ltd.[3]	1,545,239	46,973
Digital Turbine, Inc.[1]	1,070,133	46,883
Maruwa Co., Ltd.[3]	341,300	45,448
Semtech Corp.[1]	650,000	45,071
Avalara, Inc.[1]	451,914	44,970
ON Semiconductor Corp.[1]	717,850	44,945
Dye & Durham, Ltd.	2,178,563	44,768
Zuken, Inc.[2,3]	1,808,500	44,421
BlackLine, Inc.[1]	595,000	43,566
Flex, Ltd.[1]	2,291,735	42,512
ams OSRAM AG, non-registered shares[1,3]	2,708,900	41,412
Thoughtworks Holding, Inc.[1]	1,975,506	41,110
Asana, Inc., Class A1,5	1,009,492	40,349
EPAM Systems, Inc.[1]	134,600	39,924

SMALLCAP World Fund	3

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Copperleaf Technologies, Inc.[1,5]	3,053,300	$39,517
BE Semiconductor Industries NV3	459,500	39,116
SimCorp AS3	531,567	38,716
Trimble, Inc.[1]	530,000	38,234
Disco Corp.[3]	131,500	36,681
Kingboard Laminates Holdings, Ltd.[1,3]	22,027,500	36,117
Bechtle AG, non-registered shares[3]	617,463	34,846
Kingboard Holdings, Ltd.[1,3]	7,191,000	34,807
Linklogis, Inc., Class B1,3	36,651,500	34,747
Zendesk, Inc.[1]	273,000	32,839
CMC Materials, Inc.	175,355	32,511
Expensify, Inc., Class A1,5	1,788,623	31,408
eCloudvalley Digital Technology Co., Ltd.[2,3]	3,003,174	31,406
Accton Technology Corp.[3]	4,009,000	30,979
Appier Group, Inc.[1,3,5]	3,726,300	30,598
Alchip Technologies, Ltd.[1,3]	794,000	30,296
Boku, Inc.[1,2,3,6]	20,461,639	29,703
Repay Holdings Corp., Class A1	2,000,000	29,540
LiveRamp Holdings, Inc.[1]	755,297	28,241
NHN KCP Corp.[3]	1,254,551	27,568
GFT Technologies SE1,3	592,500	27,148
SmartCraft ASA, Class A1,2,3	13,349,780	27,036
StoneCo, Ltd., Class A1	2,234,082	26,139
Elastic NV, non-registered shares[1]	290,129	25,807
LPKF Laser & Electronics AG, non-registered shares[2,3,5]	1,744,979	25,371
CI&T, Inc., Class A1,5	1,533,562	24,568
FDM Group (Holdings) PLC[3]	1,760,000	24,442
Nemetschek SE3	249,687	24,221
Cherry AG1,2,3	1,409,348	24,092
Coveo Solutions, Inc.[1,5]	2,866,666	23,183
CS Disco, Inc.[1,5]	679,840	23,094
Advanced Energy Industries, Inc.	261,162	22,481
Adesso SE, non-registered shares[3]	109,468	22,420
Nayax, Ltd.[1,3]	11,380,818	20,935
Tripod Technology Corp.[3]	4,134,000	19,318
ExaWizards, Inc.[1,3,5,6]	3,478,200	19,182
Yeahka, Ltd.[1,3,5]	6,128,800	18,674
GlobalWafers Co., Ltd.[3]	777,000	18,055
ePlus inc.[1]	304,800	17,087
Unifiedpost Group SA1,2,3	2,366,535	16,736
WeCommerce Holdings, Ltd., Class A1,2,5	2,257,220	16,575
GMO Payment Gateway, Inc.[3]	153,000	15,620
Renishaw PLC[3]	305,400	15,423
SiteMinder, Ltd.[1,3]	4,511,925	15,217
Zebra Technologies Corp., Class A1	36,300	15,017
Lime Technologies AB3	500,526	14,527
WuXi Xinje Electric Co., Ltd., Class A1,3	2,755,858	14,053
Pushpay Holdings, Ltd.[1,3]	17,654,124	13,846
MotorK, Ltd.[1,2,3]	2,300,000	13,740
LandMark Optoelectronics Corp.[3]	2,145,000	13,674
Fair Isaac Corp.[1]	29,100	13,574
Venustech Group, Inc., Class A3	4,107,547	13,495
Blend Labs, Inc., Class A1,5	2,330,432	13,283
MaxLinear, Inc.[1]	220,498	12,866
Smaregi, Inc.[1,2,3,5]	1,129,200	12,810
Softline Holding PLC (GDR)[1,2,3,6]	10,650,000	12,788
Softline Holding PLC (GDR)[1,2,3]	9,996	12
Anaplan, Inc.[1]	195,000	12,685
EcoOnline Holding AS1,3	7,593,472	12,318
Atea ASA[3]	820,000	12,264
MicroStrategy, Inc., Class A1	24,400	11,866
GB Group PLC[3]	1,637,000	11,815
BasWare OYJ[1,3]	391,700	9,246
LivePerson, Inc.[1]	338,415	8,264
Duck Creek Technologies, Inc.[1]	347,452	7,686
OneConnect Financial Technology Co., Ltd. (ADR)[1,5]	5,108,515	7,203
Fortnox AB3	1,181,994	6,477
AAC Technologies Holdings, Inc.[3,5]	2,629,000	6,312
Yotpo, Ltd.[1,3,4,6,7]	2,620,102	5,763

4	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Patreon, Inc., Class B1,3,4,7	189,951	$5,714
Alkami Technology, Inc.[1]	329,444	4,714
Foursquare Labs, Inc., Series A1,3,4,6,7	1,970,385	3,960
908 Devices, Inc.[1,5]	112,500	2,139
		13,901,704

Industrials 18.63%
IMCD NV2,3	2,881,724	489,973
BayCurrent Consulting, Inc.[2,3]	1,207,600	437,828
NIBE Industrier AB, Class B3	35,664,225	393,053
Saia, Inc.[1,2]	1,466,641	357,596
Diploma PLC[2,3]	9,969,226	342,832
VAT Group AG3	708,922	270,312
Matson, Inc.[2]	2,096,200	252,844
Armstrong World Industries, Inc.[2,5]	2,732,309	245,935
Wizz Air Holdings PLC[1,2,3]	6,508,411	244,650
Comfort Systems USA, Inc.[2]	2,673,739	237,990
Interpump Group SpA[3]	4,666,685	234,650
BELIMO Holding AG3	423,990	224,919
Stericycle, Inc.[1]	3,741,727	220,463
Arcosa, Inc.[2]	3,848,940	220,352
Chart Industries, Inc.[1]	1,273,365	218,726
International Container Terminal Services, Inc.[3]	44,009,076	190,498
Vicor Corp., Class A1	2,661,525	187,771
Japan Airport Terminal Co., Ltd.[1,3]	4,041,660	183,673
Visional, Inc.[1,2,3,5]	2,912,800	177,354
ManpowerGroup, Inc.	1,827,400	171,629
Spirax-Sarco Engineering PLC[3]	1,035,200	169,641
Harmonic Drive Systems, Inc.[2,3]	4,900,050	168,663
Willscot Mobile Mini Holdings Corp., Class A1	4,261,988	166,772
Havells India, Ltd.[3]	11,010,155	166,481
Regal Rexnord Corp.	1,087,715	161,830
Marel hf.[3]	27,276,166	160,375
Carel Industries SpA[2,3]	6,254,814	159,691
Zurn Water Solutions Corp.	4,328,500	153,229
Simpson Manufacturing Co., Inc.	1,320,264	143,962
Nolato AB, Class B3	19,158,776	141,955
EnPro Industries, Inc.[2]	1,432,727	140,020
Boyd Group Services, Inc.[5]	1,050,424	139,118
MonotaRO Co., Ltd.[3]	6,326,000	135,564
Johns Lyng Group, Ltd.[2,3]	20,594,836	132,829
Alfen NV1,2,3,5	1,280,554	129,885
Instalco AB2,3	17,285,000	129,271
Atlas Corp.[5]	8,766,500	128,692
TFI International, Inc. (CAD denominated)	1,130,000	120,353
TFI International, Inc.	68,200	7,264
Montrose Environmental Group, Inc.[1,2]	2,364,506	125,153
TransDigm Group, Inc.[1]	190,000	123,793
ATS Automation Tooling System, Inc.[1]	3,333,252	120,249
Kadant, Inc.	567,165	110,138
TechnoPro Holdings, Inc.[3]	4,047,000	108,731
Lifco AB, Class B3	4,195,000	106,459
Graco, Inc.	1,374,000	95,795
Rumo SA1	24,443,335	95,236
GVS SpA[2,3]	10,408,691	94,423
Haitian International Holdings, Ltd.[3]	36,154,000	93,547
First Advantage Corp.[1]	4,611,684	93,110
Japan Elevator Service Holdings Co., Ltd.[2,3]	7,100,154	92,106
Watsco, Inc.	300,000	91,392
Zhejiang Weixing New Building Materials Co., Ltd., Class A3	28,383,526	90,992
DL E&C Co., Ltd.[3]	831,731	90,349
ITM Power PLC[1,3,5]	19,694,318	90,294
AirTAC International Group[1,3]	2,783,590	89,754
Generac Holdings, Inc.[1]	301,404	89,595
Trinity Industries, Inc.	2,513,238	86,355
Volution Group PLC[2,3]	15,684,638	85,785
Masco Corp.	1,625,000	82,875
Aalberts NV, non-registered shares[3]	1,596,599	82,517

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Marlowe PLC[1,2,3]	6,904,878	$81,489
Woodward, Inc.	649,000	81,067
Cleanaway Waste Management, Ltd.[3]	34,502,998	79,050
KEI Industries, Ltd.[2,3]	4,526,134	74,829
ESCO Technologies, Inc.	1,056,182	73,848
easyJet PLC[1,3]	10,027,084	72,485
Shoals Technologies Group, Inc., Class A1	4,242,018	72,284
Kingspan Group PLC[3]	724,000	70,367
CG Power and Industrial Solutions, Ltd.[1,3]	27,237,000	67,757
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[1]	2,557,800	46,526
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates [1,5]	10,781,100	19,698
DO & CO AG, non-registered shares[1,2,3,5]	779,520	65,319
Interface, Inc.[2]	4,721,060	64,065
Fasadgruppen Group AB1,2,3	3,875,833	61,863
FTI Consulting, Inc.[1]	390,600	61,410
Resideo Technologies, Inc.[1]	2,527,864	60,239
Quess Corp., Ltd.[3]	6,907,615	59,815
Addtech AB, Class B3	3,093,403	59,325
Driven Brands Holdings, Inc.[1]	2,228,000	58,552
Textron, Inc.	780,000	58,016
APM Human Services International, Ltd.[1,3,5]	23,661,959	56,455
Ceres Power Holdings PLC[1,3,5]	5,625,195	54,141
Cargotec OYJ, Class B, non-registered shares[3]	1,405,700	53,241
Waste Connections, Inc.	380,000	53,086
RWS Holdings PLC[3]	10,384,800	50,452
CSW Industrials, Inc.	428,108	50,341
Copa Holdings, SA, Class A1	598,000	50,017
Builders FirstSource, Inc.[1]	760,228	49,065
Montana Aerospace AG1,3	2,772,283	48,601
Astral, Ltd.[3]	1,784,112	47,224
Melrose Industries PLC[3]	27,747,591	44,915
Pegasus Hava Tasimaciligi AS1,2,3	6,057,223	44,127
Hefei Meyer Optoelectronic Technology, Inc., Class A3	10,446,229	43,895
Meggitt PLC[1,3]	4,396,800	43,853
Atkore Inc.[1]	436,200	42,940
IDEX Corp.	220,800	42,334
Guangzhou Baiyun International Airport Co., Ltd., Class A3	21,926,503	42,136
Indutrade AB3	1,653,822	41,534
Centre Testing International Group Co., Ltd.[3]	12,715,436	39,284
Sulzer AG1,3	465,203	38,491
Advanced Drainage Systems, Inc.	323,056	38,382
SK, Inc.[3]	192,683	38,282
AFRY AB, Class B3	1,780,000	35,701
Sun Country Airlines Holdings, Inc.[1]	1,303,827	34,134
Cathay Pacific Airways, Ltd.[1,3]	33,879,000	33,248
Kajaria Ceramics, Ltd.[3]	2,450,000	32,824
Upwork Inc.[1]	1,378,604	32,039
Voltronic Power Technology Corp.[3]	611,000	30,844
Heliogen, Inc.[1,6]	5,800,000	30,508
SIS, Ltd.[1,3]	4,405,271	28,001
BWX Technologies, Inc.	518,662	27,935
Midac Holdings Co., Ltd.[3,5]	1,245,600	27,695
LIXIL Corp.[3]	1,483,100	27,599
Granite Construction, Inc.	827,000	27,126
XP Power, Ltd.[3]	583,458	26,497
Air Lease Corp., Class A	569,300	25,419
Vestum AB1,3	5,829,000	23,589
UFP Industries, Inc.	301,905	23,295
Einride AB1,2,3,4,7	391,089	22,774
Nihon M&A Center Holdings, Inc.[3]	1,634,000	22,707
Howden Joinery Group PLC[3]	2,262,253	22,690
Intrum AB3	800,000	21,556
The AZEK Co., Inc., Class A1	864,400	21,472
Kornit Digital, Ltd.[1]	251,451	20,792
Grupa Pracuj SA1,3	1,300,000	19,270
Froy ASA[1,3,5]	3,462,180	19,057
CTEK AB1,3,5	1,491,500	18,788

6	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Azelis Group NV1,3	769,152	$18,590
Grafton Group PLC[3]	1,437,900	18,485
Troax Group AB3	708,000	18,342
Kratos Defense & Security Solutions, Inc.[1]	892,500	18,278
INVISIO Communications AB3	950,000	17,251
Munters Group AB3	2,806,200	17,223
Storskogen Group AB, Class B1,3	7,035,000	16,973
Ventia Services Group Pty, Ltd.[3]	9,155,653	16,871
Green Landscaping Group AB1,3	1,644,000	15,490
Oshkosh Corp.	150,000	15,098
InPost SA1,3	2,286,760	14,374
Fluidra, SA, non-registered shares[3]	484,000	13,887
Sdiptech AB, Class B1,3	330,000	12,658
Pyrum Innovations AG1,3	128,340	12,032
Coor Service Management Holding AB3	1,450,000	11,612
Sitowise Group PLC[1,3,5]	1,530,182	10,917
Mersen SA3	273,546	10,086
Miura Co., Ltd.[3,5]	379,600	9,362
Lilium NV, Class A1,5	1,960,000	7,801
Otonomo Technologies, Ltd.[1,5]	2,800,000	5,516
Archer Aviation, Inc., Class A1	261,195	1,256
HeadHunter Group PLC (ADR)[1,3,7]	521,600	—	[8]
		13,335,753

Consumer discretionary 15.58%
Evolution AB3	5,952,115	607,441
YETI Holdings, Inc.[1,2]	7,014,897	420,754
Helen of Troy, Ltd.[1,2]	1,930,206	378,012
TopBuild Corp.[1,2]	1,931,239	350,307
Floor & Decor Holdings, Inc., Class A1	4,046,400	327,758
Tube Investments of India, Ltd.[2,3]	13,779,230	293,951
Dollarama, Inc.	5,010,000	284,133
IDP Education, Ltd.[3]	11,816,861	275,596
Watches of Switzerland Group PLC[1,2,3]	14,887,844	220,754
Thor Industries, Inc.[5]	2,581,400	203,156
Kindred Group PLC (SDR)[2,3]	18,400,240	200,782
Leslie’s, Inc.[1,2]	10,160,690	196,711
Entain PLC[1,3]	8,978,173	192,568
Wyndham Hotels & Resorts, Inc.	2,046,494	173,318
Warby Parker, Inc., Class A1,5	4,669,737	157,884
Coursera, Inc.[1]	6,436,059	148,287
Everi Holdings, Inc.[1,2]	7,048,606	148,021
Food & Life Companies, Ltd.[3]	5,298,200	147,780
Adient PLC[1]	3,523,450	143,651
Pool Corp.	317,700	134,339
WH Smith PLC[1,2,3]	7,084,236	132,608
Jiumaojiu International Holdings, Ltd.[3]	62,092,000	132,287
Five Below, Inc.[1]	804,402	127,393
Mattel, Inc.[1]	5,700,000	126,597
Auction Technology Group PLC[1,2,3]	9,570,000	122,696
Domino’s Pizza Group PLC[2,3]	24,475,815	121,455
Scientific Games Corp.[1]	2,004,204	117,747
Inchcape PLC[3]	13,111,690	114,458
Moncler SpA[3]	2,015,000	112,215
Asbury Automotive Group, Inc.[1]	663,676	106,321
Golden Entertainment, Inc.[1,2]	1,809,300	105,066
Jack in the Box, Inc.[2]	1,056,700	98,706
Pets at Home Group PLC[3]	20,780,900	98,337
KB Home	2,957,918	95,777
Bajaj Electricals, Ltd.[1,2,3]	6,515,607	91,940
Lennar Corp., Class A	1,058,458	85,915
Lennar Corp., Class B	21,169	1,447
Arco Platform, Ltd., Class A1,5	4,074,571	85,973
Salvatore Ferragamo SpA[1,3,5]	4,543,080	85,790
Basic-Fit NV1,3,5	1,895,318	84,145
Bafang Electric (Suzhou) Co., Ltd., Class A3	3,058,340	83,775
China MeiDong Auto Holdings, Ltd.[3,5]	21,942,000	83,288
Snow Peak, Inc.[2,3,5]	3,050,800	81,696

SMALLCAP World Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Hilton Grand Vacations, Inc.[1]	1,567,610	$81,531
Domino’s Pizza Enterprises, Ltd.[3]	1,243,000	80,987
Kontoor Brands, Inc.	1,910,000	78,979
MIPS AB3	848,200	78,916
Xometry, Inc., Class A1,5	2,139,600	78,630
Frontdoor, Inc.[1]	2,566,763	76,618
Norwegian Cruise Line Holdings, Ltd.[1]	3,397,628	74,340
Momo.com, Inc.[3]	2,234,799	72,661
Williams-Sonoma, Inc.	500,000	72,500
Domino’s Pizza, Inc.	176,500	71,837
Jumbo SA3	4,771,161	71,064
Musti Group OYJ[2,3]	2,626,737	69,376
MakeMyTrip, Ltd., non-registered shares[1]	2,552,181	68,475
Cary Group AB1,2,3,5	7,857,142	66,717
Six Flags Entertainment Corp.[1]	1,514,000	65,859
BHG Group AB1,2,3,5	9,905,000	65,475
Skechers USA, Inc., Class A1	1,550,000	63,178
Bright Horizons Family Solutions, Inc.[1]	472,199	62,656
Thule Group AB3	1,569,400	62,063
Games Workshop Group PLC[3]	644,800	61,335
Levi Strauss & Co., Class A	2,950,000	58,292
International Game Technology PLC[5]	2,331,200	57,534
Nien Made Enterprise Co., Ltd.[3]	4,920,000	57,368
DraftKings, Inc., Class A1,5	2,819,712	54,900
Compagnie Plastic Omnium SA3	2,979,533	53,962
B&M European Value Retail SA3	7,408,252	51,902
Americanas SA, ordinary nominative shares	7,458,422	51,148
Americanas SA, subscription receipts[1]	95,143	642
Polaris, Inc.[5]	485,000	51,080
Mercari, Inc.[1,3]	1,930,000	50,049
RVRC Holding AB2,3	6,067,377	50,007
Tongcheng Travel Holdings, Ltd.[1,3]	27,659,000	49,052
Century Communities, Inc.	911,000	48,802
DESCENTE, Ltd.[3,5]	1,937,600	48,608
ThredUp Inc., Class A1,5	6,154,000	47,386
Macy’s, Inc.	1,900,000	46,284
Wayfair, Inc., Class A1,5	416,000	46,084
Etsy, Inc.[1]	366,850	45,592
Chervon Holdings, Ltd.[1,3]	6,342,600	43,883
Cavco Industries, Inc.[1]	170,870	41,154
Darden Restaurants, Inc.	303,300	40,324
Porch Group, Inc.[1,2]	5,697,252	39,567
M.D.C. Holdings, Inc.	1,044,930	39,540
Cairn Homes PLC[1,3]	28,685,000	39,219
POYA International Co., Ltd.[3]	2,879,392	38,987
Toll Brothers, Inc.	812,633	38,210
Vacasa, Inc., Class A1	4,499,053	37,207
Graham Holdings Co., Class B	60,000	36,688
D.R. Horton, Inc.	490,000	36,510
AcadeMedia AB2,3	6,523,595	35,861
Traeger, Inc.[1,5]	4,702,640	34,988
ASOS PLC[1,3,5]	1,607,415	33,853
Brunello Cucinelli SpA[1,3]	576,000	33,621
Bike24 Holding AG1,2,3,5	3,040,357	33,026
PowerSchool Holdings, Inc., Class A1	1,962,605	32,403
Lojas Quero-Quero SA2	14,974,560	32,239
Fox Factory Holding Corp.[1]	329,000	32,226
JOANN, Inc.[2,5]	2,729,250	31,141
Caesars Entertainment, Inc.[1]	400,000	30,944
Trainline PLC[1,3]	9,163,000	29,937
Flutter Entertainment PLC[1,3]	259,095	29,720
Gentherm, Inc.[1]	400,500	29,253
Victoria PLC[1,3]	2,388,000	28,336
MADE.com Group PLC[1,2,3,5]	31,119,580	26,791
MGM China Holdings, Ltd.[1,3]	41,858,248	26,458
Beazer Homes USA, Inc.[1,2]	1,659,813	25,262
Shoei Co., Ltd.[3]	665,200	24,772
Mazda Motor Corp.[3,5]	3,264,000	24,146
OneSpaWorld Holdings, Ltd.[1,5]	2,210,048	22,543

8	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Dr. Martens PLC[3]	7,125,000	$22,166
XPEL, Inc.[1,5,6]	416,678	21,921
LGI Homes, Inc.[1]	216,880	21,185
Westwing Group SE, non-registered shares[1,2,3,5]	1,672,317	20,640
Nordstrom, Inc.[5]	760,000	20,604
Red Rock Resorts, Inc., Class A	420,000	20,395
Melco Resorts & Entertainment, Ltd. (ADR)[1]	2,628,500	20,082
SSP Group PLC[1,3]	6,549,275	19,466
Alpen Co., Ltd.[3,5]	1,130,000	18,896
Vail Resorts, Inc.	71,000	18,479
Melco International Development, Ltd.[1,3]	19,643,000	17,999
Roland Corp.[3]	530,600	17,535
OneWater Marine, Inc., Class A1	504,604	17,384
Jamna Auto Industries, Ltd.[3]	12,837,657	16,764
BARK, Inc.[1,5]	4,500,000	16,650
StockX, Inc.[1,3,4,7]	161,790	16,577
Central Automotive Products, Ltd.[3]	787,200	16,132
Installed Building Products, Inc.	189,361	15,999
DPC Dash, Ltd.[1,3,4,7]	2,158,273	15,000
Zhongsheng Group Holdings, Ltd.[3]	2,121,500	14,938
Leifheit AG, non-registered shares[3]	470,600	13,823
Aramark	356,556	13,407
Chegg, Inc.[1]	365,500	13,260
Sweetgreen, Inc., Class A1,5	400,000	12,796
Elior Group SA1,3,5	3,719,000	12,424
Westlife Development, Ltd.[1,3]	1,928,968	12,160
Golden Nugget Online Gaming, Inc., Class A1	1,427,000	10,146
Relaxo Footwears, Ltd.[3]	713,900	10,043
Puuilo OYJ[1,3]	1,271,372	9,425
Victoria’s Secret & Co.[1]	165,700	8,510
Desenio Group AB1,2,3,5	9,367,193	8,327
Goodyear Tire & Rubber Co.[1]	558,712	7,984
Allbirds, Inc., Class A1,5	1,200,000	7,212
Royal Caribbean Cruises, Ltd.[1]	78,017	6,536
Cazoo Group, Ltd., Class A1	1,882,109	5,195
Gourmet Master Co., Ltd.[3]	1,580,000	5,138
Bloomberry Resorts Corp.[1,3]	19,806,800	2,616
BNN Technology PLC[1,2,3,7]	19,007,000	—	[8]
Ozon Holdings PLC (ADR)[1,3,7]	2,346,600	—	[8]
		11,149,347

Health care 13.90%
Molina Healthcare, Inc.[1]	2,407,600	803,151
Insulet Corp.[1]	2,677,052	713,140
Biohaven Pharmaceutical Holding Co., Ltd.[1]	2,831,276	335,704
Agilon Health, Inc.[1]	13,114,300	332,448
NovoCure, Ltd.[1]	3,621,597	300,049
Centene Corp.[1]	3,437,674	289,418
DexCom, Inc.[1]	552,500	282,659
Haemonetics Corp.[1,2]	4,025,745	254,508
Amplifon SpA[3]	5,286,500	236,052
Hapvida Participacoes e Investimentos SA1	89,902,916	223,575
PolyPeptide Group AG1,2,3	2,640,757	208,306
iRhythm Technologies, Inc.[1]	1,225,800	193,027
Max Healthcare Institute, Ltd.[1,3]	32,216,644	147,415
CONMED Corp.	989,747	147,027
Amvis Holdings, Inc.[2,3]	3,707,200	145,736
Legend Biotech Corp. (ADR)[1]	4,009,211	145,695
Laurus Labs, Ltd.[3]	18,452,700	142,747
Integra LifeSciences Holdings Corp.[1]	2,128,347	136,768
Bachem Holding AG, Class B3	242,844	133,261
Genus PLC[2,3]	3,490,701	128,809
Shockwave Medical, Inc.[1]	585,000	121,306
CanSino Biologics, Inc., Class H1,3,5	7,491,400	119,849
Silk Road Medical, Inc.[1,2]	2,791,630	115,266
Vitrolife AB3	3,454,500	113,435
Penumbra, Inc.[1]	508,744	113,007
Globus Medical, Inc., Class A1	1,508,145	111,271

SMALLCAP World Fund	9

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Pacific Biosciences of California, Inc.[1,2]	11,146,935	$101,437
Inari Medical, Inc.[1]	1,117,558	101,295
Oak Street Health, Inc.[1]	3,694,720	99,314
Xenon Pharmaceuticals, Inc.[1,2]	3,143,271	96,090
Revance Therapeutics, Inc.[1,2]	4,895,630	95,465
Tandem Diabetes Care, Inc.[1]	778,500	90,532
Pharmaron Beijing Co., Ltd., Class H3	7,336,300	88,656
Addus HomeCare Corp.[1,2]	938,900	87,590
Amedisys, Inc.[1]	508,199	87,558
AddLife AB, Class B3	3,081,912	85,448
Medmix AG1,2,3	2,421,289	84,230
Ultragenyx Pharmaceutical, Inc.[1]	1,075,233	78,083
Arjo AB, Class B3	9,161,037	77,343
AbCellera Biologics, Inc.[1,5]	7,608,295	74,181
Pulmonx Corp.[1,2,5]	2,946,500	73,103
Surgical Science Sweden AB1,2,3	3,271,137	70,193
ICON PLC[1]	281,109	68,371
Health Catalyst, Inc.[1]	2,480,300	64,810
CompuGroup Medical SE & Co. KGaA[3]	1,039,060	63,488
New Horizon Health, Ltd.[1,2,3,5]	21,689,335	62,622
Exact Sciences Corp.[1]	890,000	62,229
Asahi Intecc Co., Ltd.[3]	3,169,300	62,012
Shandong Pharmaceutical Glass Co., Ltd., Class A3	14,613,776	60,943
Carl Zeiss Meditec AG, non-registered shares[3]	368,406	59,736
Angelalign Technology, Inc.[1,3,5]	3,469,800	59,432
Poly Medicure, Ltd.[3]	4,511,022	56,275
BICO Group AB, Class B1,3,5	3,028,755	52,950
Hypera SA, ordinary nominative shares	6,415,283	52,160
Virbac SA1,3	125,200	49,958
Antares Vision SpA[1,2,3,5]	5,278,008	49,318
Ocumension Therapeutics[1,2,3,5]	37,692,000	48,011
NuVasive, Inc.[1]	766,000	43,432
Glaukos Corp.[1]	750,322	43,384
Ambu AS, Class B, non-registered shares[3,5]	2,923,500	42,934
Fisher & Paykel Healthcare Corp., Ltd.[3]	2,510,000	42,177
Revenio Group OYJ, non-registered shares[1,3]	792,790	41,641
Nakanishi, Inc.[3]	2,255,800	41,601
Encompass Health Corp.	556,357	39,563
Alignment Healthcare, Inc.[1]	3,500,000	39,305
Inhibrx, Inc.[1,5]	1,631,547	36,351
Hikma Pharmaceuticals PLC[3]	1,336,300	35,952
Zai Lab, Ltd. (ADR)[1]	814,933	35,841
Metropolis Healthcare, Ltd.[3]	1,332,658	35,582
KRKA, dd, Novo mesto[3]	335,262	35,337
Hutchmed China, Ltd. (ADR)[1]	1,350,035	25,543
Hutchmed China, Ltd.[1,3,5]	2,554,000	9,737
Twist Bioscience Corp.[1]	704,000	34,764
FIGS, Inc., Class A1,5	1,553,300	33,427
Fate Therapeutics, Inc.[1]	858,000	33,265
Seer, Inc., Class A1,5	2,170,000	33,071
SKAN Group AG1,3,5	462,566	31,999
Zentalis Pharmaceuticals, Inc.[1]	683,000	31,514
Incyte Corp.[1]	396,000	31,450
Revolution Medicines, Inc.[1]	1,228,000	31,326
CRISPR Therapeutics AG1,5	495,405	31,097
Gland Pharma, Ltd.[1,3]	714,552	30,722
Ascendis Pharma A/S (ADR)[1]	246,202	28,894
Oncoclinicas do Brasil Servicos Medicos SA1	12,101,800	26,842
Guardant Health, Inc.[1]	398,355	26,387
CellaVision AB, non-registered shares[3]	789,300	26,231
Medacta Group SA1,3	216,959	25,849
PetIQ, Inc., Class A1,5	1,051,358	25,653
Olink Holding AB (ADR)[1,5]	1,409,527	24,892
EBOS Group, Ltd.[1,3]	848,589	24,310
Hikal, Ltd.[3]	4,342,326	22,883
Brii Biosciences, Ltd.[1,3,5]	16,214,542	22,808
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A3	1,949,981	22,509
Alnylam Pharmaceuticals, Inc.[1]	137,700	22,485
Chemed Corp.	42,000	21,275

10	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Dechra Pharmaceuticals PLC[3]	398,000	$21,073
Editas Medicine, Inc.[1]	1,100,000	20,922
CM Hospitalar SA	5,671,671	19,060
Fleury SA, ordinary nominative shares	5,540,900	18,632
Zealand Pharma A/S1,3,5	1,208,825	18,467
Hangzhou Tigermed Consulting Co., Ltd., Class A3	1,090,535	18,376
Nevro Corp.[1]	253,000	18,299
OdontoPrev SA, ordinary nominative shares	6,925,700	18,241
Acerta Pharma BV1,3,4,7	195,556,815	17,913
Rubius Therapeutics, Inc.[1,5]	3,167,396	17,452
Cano Health, Inc., Class A1,3	2,989,857	17,087
Creo Medical Group PLC[1,2,3]	11,533,623	16,879
Sysmex Corp.[3]	220,300	15,997
Cellectis SA (ADR)[1,2,5]	2,213,119	10,048
Cellectis SA, non-registered shares[1,2,3,5]	1,079,240	4,978
Natera, Inc.[1]	363,000	14,767
Nordhealth AS, Class A1,2,3	5,120,000	14,153
Sosei Group Corp.[1,3]	1,189,700	13,691
Classys, Inc.[3]	740,401	13,540
Precision BioSciences, Inc.[1,2]	4,269,000	13,149
Karuna Therapeutics, Inc.[1]	102,875	13,044
Novavax, Inc.[1,5]	176,000	12,962
Medlive Technology Co., Ltd.[1,3,5]	12,905,000	12,937
Jacobio Pharmaceuticals Group Co., Ltd.[1,3]	11,384,400	11,433
Cue Health, Inc.[1,5]	1,750,000	11,287
Galapagos NV1,3	180,626	11,208
HBM Holdings, Ltd.[1,3]	20,876,000	9,439
ChemoMetec A/S1,3	70,910	8,590
Diagnósticos da América SA	1,728,463	8,332
Cortexyme, Inc.[1,5]	1,083,613	6,708
IO Biotech, Inc.[1]	1,235,000	6,546
Vir Biotechnology, Inc.[1]	240,942	6,197
Cronos Group, Inc.[1]	1,585,000	6,149
Scholar Rock Holding Corp.[1,5]	475,000	6,123
BONESUPPORT HOLDING AB1,3	1,200,000	5,995
KRY International AB, Series A1,3,4,7	19,744	5,932
Genetron Holdings, Ltd. (ADR)[1,5]	2,423,471	5,307
Autolus Therapeutics PLC (ADR)[1,5]	1,060,579	4,423
Intervacc AB1,3,5	850,000	4,035
Adagene, Inc. (ADR)[1,5]	1,112,200	3,971
Implantica AG, Class A (SDR)[1,3]	700,000	3,880
Sana Biotechnology, Inc.[1,5]	426,000	3,519
Applied Molecular Transport, Inc.[1,5]	430,000	3,234
IN8bio, Inc.[1]	800,000	2,776
Acutus Medical, Inc.[1,2,5]	1,600,000	2,224
Schrodinger, Inc.[1]	31,250	1,066
R1 RCM, Inc.[1]	2,155	58
		9,948,594

Financials 9.72%
Ares Management Corp., Class A	5,174,776	420,347
SVB Financial Group[1]	606,500	339,306
Trupanion, Inc.[1,2]	3,213,692	286,404
East West Bancorp, Inc.	3,044,577	240,582
AU Small Finance Bank, Ltd.[1,3]	12,933,400	211,547
Aavas Financiers, Ltd.[1,2,3]	6,168,830	208,307
Essent Group, Ltd.	4,761,800	196,234
Independent Bank Group, Inc.[2]	2,702,533	192,312
Bridgepoint Group PLC[1,3]	41,048,813	188,650
Eurobank Ergasias Services and Holdings SA1,3	159,299,100	186,281
Enstar Group, Ltd.[1]	659,049	172,111
SouthState Corp.	2,099,211	171,275
Cholamandalam Investment and Finance Co., Ltd.[3]	17,582,421	165,290
Capitec Bank Holdings, Ltd.[3]	983,153	157,076
First Republic Bank	945,825	153,318
Seacoast Banking Corporation of Florida[2]	4,156,901	145,575
Focus Financial Partners, Inc., Class A1	3,140,931	143,666
Patria Investments, Ltd., Class A2	6,913,834	123,135

SMALLCAP World Fund	11

Common stocks (continued)	Shares	Value (000)
Financials (continued)
National Bank of Greece SA1,3	32,898,600	$121,413
Janus Henderson Group PLC	3,303,741	115,697
Goosehead Insurance, Inc., Class A	1,464,214	115,043
RenaissanceRe Holdings, Ltd.	700,000	110,957
Silvergate Capital Corp., Class A1	687,409	103,503
Stifel Financial Corp.	1,477,350	100,312
IIFL Wealth Management, Ltd.[3]	4,379,654	96,377
Western Alliance Bancorporation	1,100,128	91,113
Canara Bank[1,3]	26,973,076	80,118
IIFL Finance, Ltd.[2,3]	19,671,937	73,746
Banca Generali SpA[3,5]	1,972,252	73,097
AJ Bell PLC[3]	18,325,000	72,824
TMX Group, Ltd.	699,000	71,893
Valley National Bancorp	5,495,000	71,545
United Community Banks, Inc.	2,039,000	70,957
PacWest Bancorp	1,426,000	61,503
StepStone Group, Inc., Class A	1,853,600	61,280
Radian Group, Inc.	2,673,551	59,380
Virtu Financial, Inc., Class A	1,566,000	58,287
Antin Infrastructure Partners SA1,3	1,779,762	56,769
Eastern Bankshares, Inc.	2,618,000	56,392
SiriusPoint, Ltd.[1]	7,500,000	56,100
AUB Group, Ltd.[3]	3,295,547	55,547
Euronext NV3	585,333	53,151
Kinsale Capital Group, Inc.	226,120	51,560
Bolsa Mexicana de Valores, SAB de CV, Series A	24,287,354	51,359
Alpha Services and Holdings SA1,3	40,509,600	49,711
Live Oak Bancshares, Inc.	935,225	47,594
Webster Financial Corp.	843,652	47,346
Pine Labs Pte., Ltd.[1,3,4,7]	76,998	46,916
Indian Energy Exchange, Ltd.[3]	15,000,000	44,090
VZ Holding AG3	465,000	43,981
Aptus Value Housing Finance India, Ltd.[1,3]	9,705,352	43,407
The Bank of N.T. Butterfield & Son, Ltd.	1,100,000	39,468
Korea Investment Holdings Co., Ltd.[3]	590,280	38,015
Nova Ljubljanska Banka dd (GDR)[3]	2,460,428	37,185
EFG International AG3	4,814,800	37,142
PT Bank Raya Indonesia Tbk[1,3]	411,843,267	35,493
Hamilton Lane, Inc., Class A	442,970	34,237
Moelis & Co., Class A	719,000	33,757
Umpqua Holdings Corp.	1,785,500	33,675
City Union Bank, Ltd.[3]	19,531,129	33,040
Star Health & Allied Insurance Co., Ltd.[1,3]	3,400,000	31,621
AssetMark Financial Holdings, Inc.[1]	1,350,000	30,037
WealthNavi, Inc.[1,3,5]	1,788,200	29,498
Victory Capital Holdings, Inc., Class A	1,016,000	29,332
Upstart Holdings, Inc.[1,5]	262,635	28,651
Artisan Partners Asset Management, Inc., Class A	705,000	27,742
Oscar Health, Inc., Class A1,5	2,751,000	27,427
Redwood Trust, Inc. REIT	2,562,000	26,978
ICICI Securities, Ltd.[3]	3,293,062	26,871
Hiscox, Ltd.[3]	2,060,606	26,566
Hilltop Holdings, Inc.	900,000	26,460
Open Lending Corp.[1]	1,268,008	23,978
BOK Financial Corp.	250,368	23,522
Qualitas Controladora, SAB de CV1,5	3,869,550	22,176
The Tel Aviv Stock Exchange, Ltd.[3]	4,312,024	22,074
Pinnacle Investment Management Group, Ltd.[3]	2,740,000	21,299
eGuarantee, Inc.[3]	1,268,348	21,167
NMI Holdings, Inc.[1]	950,000	19,589
Linc AB1,3,5	2,358,208	19,280
Piraeus Financial Holdings SA1,3	11,695,500	18,199
Marqeta, Inc., Class B1	1,439,298	15,890
Hellenic Exchanges - Athens Stock Exchange SA2,3	3,500,000	14,243
Funding Circle Holdings PLC[1,3]	14,713,073	14,185
Haci Ömer Sabanci Holding AS1,3	10,132,210	12,049
Islandsbanki hf.[1,3]	11,632,054	11,479
Uzabase, Inc.[1,3,5]	1,320,400	11,457
Discovery, Ltd.[1,3]	899,883	11,175

12	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
HDFC Asset Management Co., Ltd.[3]	319,780	$9,016
MGIC Investment Corp.	472,526	6,403
PB Fintech, Ltd.[1,3]	687,700	6,260
Collector AB1,3	1,341,922	5,574
TCS Group Holding PLC (GDR)[1,3,6,7]	31,700	—	[8]
TCS Group Holding PLC (GDR)[1,3,7]	1,334,228	—	[8]
		6,956,594

Consumer staples 3.78%
Emmi AG2,3	318,222	347,070
Simply Good Foods Co., Class A1,2	7,470,500	283,505
Grocery Outlet Holding Corp.[1,2]	7,673,486	251,537
Ocado Group PLC[1,3]	10,398,813	158,953
Freshpet, Inc.[1]	1,300,096	133,442
Raia Drogasil SA, ordinary nominative shares	23,687,125	119,106
Milbon Co., Ltd.[2,3]	2,238,800	100,364
BJ’s Wholesale Club Holdings, Inc.[1]	1,455,608	98,414
Dole PLC[2,5]	7,589,499	94,110
Monde Nissin Corp.[1,3]	350,959,960	92,933
Shop Apotheke Europe NV, non-registered shares[1,2,3,5]	950,057	86,754
AAK AB3	4,066,576	75,389
Sovos Brands, Inc.[1]	4,604,913	65,298
Hilton Food Group PLC[3]	3,672,267	59,727
Celsius Holdings, Inc.[1]	1,054,465	58,185
Fever-Tree Drinks PLC[3]	2,425,000	56,806
Nu Skin Enterprises, Inc., Class A	1,100,000	52,668
United Spirits, Ltd.[1,3]	4,506,665	52,661
Vector Group, Ltd.	3,971,496	47,817
Performance Food Group Co.[1]	928,000	47,244
Scandinavian Tobacco Group A/S3	2,163,780	46,069
Zur Rose Group AG1,3,5	294,100	43,000
Kotobuki Spirits Co., Ltd.[3,5]	707,800	37,678
Varun Beverages, Ltd.[3]	2,973,313	36,687
BidCorp, Ltd.[3,5]	1,640,857	35,685
COSMOS Pharmaceutical Corp.[3]	287,909	34,971
Bakkafrost P/F3	517,500	34,766
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A3	6,624,986	29,278
Fresh Del Monte Produce, Inc.	1,028,000	26,635
Sok Marketler Ticaret AS, non-registered shares[3]	27,025,951	22,802
Avenue Supermarts, Ltd.[1,3]	417,313	21,918
PZ Cussons PLC[3]	6,017,310	15,456
Century Pacific Food, Inc.[3]	25,901,000	11,754
Nomad Foods, Ltd.[1]	500,000	11,290
Icelandic Salmon AS1,3	515,000	9,048
Beyond Meat, Inc.[1,5]	73,395	3,546
		2,702,566

Materials 2.68%
APL Apollo Tubes, Ltd.[2,3]	15,314,090	183,779
LANXESS AG3	3,966,455	175,415
Navin Fluorine International, Ltd.[2,3]	3,068,598	164,420
Perimeter Solutions SA1,2,5	13,239,051	160,325
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	102,058
Lundin Mining Corp.	8,514,400	86,292
Summit Materials, Inc., Class A1	2,535,041	78,738
MMG, Ltd.[1,3]	190,768,000	76,540
Allegheny Technologies, Inc.[1]	2,303,602	61,829
JCU Corp.[2,3]	1,702,600	57,467
H.B. Fuller Co.	866,200	57,230
Nanofilm Technologies International, Ltd.[3]	28,090,270	55,839
SSR Mining, Inc.[5]	2,445,000	53,179
PI Industries, Ltd.[3]	1,362,000	50,269
Yamana Gold, Inc.[5]	8,881,000	49,556
Toyo Gosei Co., Ltd.[3]	398,900	35,266
Re:NewCell AB1,2,3,5	2,462,272	33,728
Deepak Fertilisers & Petrochemicals Corp., Ltd.[1,3]	4,539,000	33,625
Intrepid Potash, Inc.[1]	406,500	33,390
Alcoa Corp.	350,000	31,510

SMALLCAP World Fund	13

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Mayr-Melnhof Karton AG, non-registered shares[1,3]	164,259	$29,241
Sandstorm Gold, Ltd.[5]	3,577,197	28,904
Croda International PLC[3]	267,795	27,522
ACC, Ltd.[1,3]	876,842	24,787
Arkema SA3	197,500	23,562
Berger Paints India, Ltd.[3]	2,500,993	23,035
Vinati Organics, Ltd.[3]	867,104	22,263
Aluflexpack AG1,2,3,5	1,309,666	21,916
Indigo Paints, Ltd.[1,3]	985,100	20,774
Kansai Paint Co., Ltd.[3]	1,205,600	19,370
Humble Group AB1,3	8,194,627	16,107
Venator Materials PLC[1,2,5]	8,519,540	15,165
Gerdau SA (ADR)	2,011,500	12,934
Recticel SA/NV1,3	485,828	11,555
Fuso Chemical Co., Ltd.[3]	263,200	9,643
Vidrala, SA, non-registered shares[3]	125,996	8,854
Carbios SA1,3,5	161,315	6,121
Labrador Iron Ore Royalty Corp.[1]	168,600	5,666
Shandong Sinocera Functional Material Co., Ltd., Class A3	949,821	5,149
Gulf Oil Lubricants India, Ltd.[3]	750,317	4,172
		1,917,195

Communication services 2.52%
JCDecaux SA1,3	10,534,825	249,604
Iridium Communications, Inc.[1]	4,845,068	195,353
Iridium Communications, Inc.[1,6]	636,132	25,649
Lions Gate Entertainment Corp., Class B1	11,181,294	168,055
Nordic Entertainment Group AB, Class B1,3	3,414,602	137,615
New York Times Co., Class A	2,377,638	108,991
JOYY, Inc., Class A (ADR)	2,688,900	98,763
DIP Corp.[3,5]	2,807,500	76,465
YouGov PLC[3]	3,423,794	61,295
Ubisoft Entertainment SA1,3	1,382,701	60,871
Nextdoor Holdings, Inc., Class A1,5	5,500,000	32,945
Nextdoor Holdings, Inc., Class B1,3,6	4,697,393	25,605
Pearson PLC[3]	5,591,034	54,624
Bandwidth, Inc., Class A1	1,669,680	54,081
4imprint Group PLC[3]	1,230,089	45,161
Cable One, Inc.	25,321	37,076
Ascential PLC[1,3]	7,219,000	32,817
CTS Eventim AG & Co. KGaA[1,3]	471,400	32,346
Zee Entertainment Enterprises, Ltd.[3]	7,932,200	29,983
Trustpilot AS1,3	15,194,009	28,839
Paradox Interactive AB3,5	1,473,435	28,010
Tata Communications, Ltd.[3]	1,725,254	27,825
Direct Marketing MIX, Inc.[3]	1,631,100	24,262
Devolver Digital, Inc.[1,3]	11,379,360	24,106
Hemnet Group AB1,3	1,477,757	22,260
PLAYSTUDIOS, Inc., Class A1	4,500,000	21,825
VTEX, Class A1,5	3,472,817	21,358
MTN Group, Ltd.[3,5]	1,458,066	18,893
Pebble Group PLC[1,2,3]	13,396,071	18,477
Huuuge, Inc.[1,3,5]	2,977,596	12,536
Frontier Communications Parent, Inc.[1]	439,057	12,149
Boat Rocker Media, Inc.[1]	2,103,504	7,487
Bambuser AB1,3	6,920,149	6,385
Yandex NV, Class A1,3,7	1,530,000	—	[8]
		1,801,711

Energy 1.85%
Coterra Energy, Inc.	7,912,776	213,408
New Fortress Energy, Inc., Class A5	4,463,000	190,169
Northern Oil and Gas, Inc.[2]	6,054,000	170,662
Chesapeake Energy Corp.	1,633,404	142,106
Pioneer Natural Resources Company	353,053	88,274
DT Midstream, Inc.	1,344,202	72,936
Cactus, Inc., Class A	1,149,091	65,199
Denbury, Inc.[1]	730,000	57,356

14	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Worley, Ltd.[3]	5,701,172	$54,725
Helmerich & Payne, Inc.	1,270,549	54,354
Viper Energy Partners LP	1,455,000	43,024
Savannah Energy PLC[1,2,3]	96,128,672	35,205
Subsea 7 SA1,3	3,742,357	34,796
Magnolia Oil & Gas Corp., Class A	1,323,743	31,307
Equitrans Midstream Corp.	3,390,447	28,615
Venture Global LNG, Inc., Series C1,3,4,6,7	4,240	24,028
Vallourec SA1,3	1,193,113	15,231
		1,321,395

Real estate 1.58%
DigitalBridge Group, Inc. REIT, Class A1	28,570,127	205,705
Altus Group, Ltd.[2]	3,585,466	144,835
Embassy Office Parks REIT[3]	25,958,400	126,883
CIFI Ever Sunshine Services Group, Ltd.[3]	83,935,000	112,652
K-Fast Holding AB, Class B1,2,3	9,796,068	69,131
Concentradora Fibra Danhos REIT, SA de CV	57,954,482	68,881
JHSF Participações SA2	46,022,472	63,509
Mindspace Business Parks REIT[3]	9,000,000	41,098
Cushman & Wakefield PLC[1]	1,862,000	38,190
SRE Holdings Corp.[1,2,3]	1,274,328	35,134
Macrotech Developers, Ltd.[1,3]	2,331,038	34,302
Samhallsbyggnadsbolaget i Norden AB, Class B3	7,264,000	32,351
Douglas Emmett, Inc. REIT	910,000	30,412
FirstService Corp.	200,000	28,929
Genova Property Group AB1,2,3	2,126,731	26,326
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	25,877
Swedish Logistic Property AB, Class B1,3	3,924,040	16,235
Douglas Elliman, Inc.	1,985,748	14,496
Shimao Services Holdings, Ltd.[3]	16,829,000	8,946
Americold Realty Trust REIT	217,800	6,072
		1,129,964

Utilities 0.41%
AC Energy Corp.[3]	567,933,920	95,627
Black Hills Corp.	1,050,100	80,879
Brookfield Infrastructure Corp., Class A, subordinate voting shares	660,100	49,813
ENN Energy Holdings, Ltd.[3]	3,166,000	47,183
Neoenergia SA	5,959,000	21,553
Mytrah Energy, Ltd.[1,2,3,7]	10,418,000	137
		295,192

Total common stocks (cost: $46,389,453,000)		64,460,015

Preferred securities 1.18%
Industrials 0.45%
Azul SA, preferred nominative shares (ADR)[1,5]	7,279,081	109,550
Azul SA, preferred nominative shares[1]	771,000	3,874
Einride AB, Series B, preferred shares[1,2,3,4,7]	1,334,588	77,717
Einride AB, Series A, preferred shares[1,2,3,4,7]	11,990	698
Relativity Space, Inc., Series D, preferred shares[1,2,3,4,7]	2,143,751	48,953
Relativity Space, Inc., Series E, preferred shares[1,2,3,4,7]	464,197	10,600
ABL Space Systems Co., Series B, preferred shares[1,3,4,7]	777,162	44,920
WorkRise Technologies, Inc., Series E, preferred shares[1,3,4,7]	95,423	27,715
		324,027

Information technology 0.28%
Skyryse, Inc., Series B, preferred shares[1,2,3,4,7]	1,649,110	40,700
Outreach Corp., Series G, preferred shares[1,3,4,7]	1,554,053	36,614
PsiQuantum, Corp., Series D, preferred shares[1,3,4,7]	1,334,542	35,000
Yotpo, Ltd., Series F, preferred shares[1,3,4,6,7]	8,332,809	18,329
Yotpo, Ltd., Series B, preferred shares[1,3,4,6,7]	1,111,347	2,444
Yotpo, Ltd., Series C, preferred shares[1,3,4,6,7]	1,057,985	2,327
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,6,7]	709,592	1,561
Yotpo, Ltd., Series A, preferred shares[1,3,4,6,7]	345,899	761
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,6,7]	293,302	645

SMALLCAP World Fund	15

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series D, preferred shares[1,3,4,6,7]	163,552	$360
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,6,7]	130,625	287
Patreon, Inc., Series E, preferred shares[1,3,4,7]	698,208	21,002
Patreon, Inc., Series Seed, preferred shares[1,3,4,7]	163,096	4,906
SiFive, Inc., Series F, preferred shares[1,3,4,7]	3,451,632	25,000
Kandou Holding SA, Series D, preferred shares[1,3,4,7]	2,142,857	12,750
		202,686

Health care 0.15%
Laronde, Inc., Series B, 6.00% preferred shares[1,3,4,7]	1,785,714	50,000
KRY International AB, Series E, preferred shares[1,3,4,7]	114,059	34,270
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,2,3,4,7]	1,531,102	11,330
Artiva Biotherapeutics, Inc., Series B, preferred shares[1,3,4,7]	636,364	7,000
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,7]	4,397,107	3,078
		105,678

Consumer discretionary 0.11%
StockX, Inc., Series E-1, preferred shares[1,3,4,7]	222,222	22,769
StockX, Inc., Series AA, preferred shares[1,3,4,7]	57,338	5,874
StockX, Inc., Series B, preferred shares[1,3,4,7]	3,094	317
Cava Group, Inc., Series F, preferred shares[1,3,4,6,7]	664,364	26,588
Grove Collaborative, Inc., Series E, preferred shares[1,3,4,7]	2,611,018	25,302
		80,850

Financials 0.11%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,3,4,7]	13,618	40,328
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[1,3,4,7]	57,100	34,792
		75,120

Real estate 0.08%
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,7]	244,733	52,500

Total preferred securities (cost: $781,597,000)		840,861

Rights & warrants 0.10%
Information technology 0.08%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[3,6]	1,918,000	55,603
Foursquare Labs, Inc., warrants, expire 2033[1,3,4,7]	1,163,990	134
		55,737

Industrials 0.02%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 2023[1,3,6]	3,799,918	11,739
Momentus, Inc., warrants, expire 2026[1]	2,225,000	1,068
		12,807

Total rights & warrants (cost: $109,732,000)		68,544

Convertible stocks 0.04%
Information technology 0.04%
RealSelf, Inc., Series C, convertible preferred shares[2,3,4,7]	3,468,862	14,153
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4,7]	14,888,589	12,179

Total convertible stocks (cost: $31,179,000)		26,332

Convertible bonds & notes 0.00%	Principal amount (000)
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[2,3,4,7]	$1,500	1,500

Total convertible bonds & notes (cost: $1,500,000)		1,500

Short-term securities 10.24%	Shares
Money market investments 8.72%
Capital Group Central Cash Fund 0.32%[2,9]	62,426,357	6,242,636

16	SMALLCAP World Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 1.52%
Capital Group Central Cash Fund 0.32%[2,9,10]	2,991,661	$299,166
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[9,10]	217,368,252	217,368
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[9,10]	195,200,000	195,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[9,10]	179,000,000	179,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[9,10]	75,900,000	75,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[9,10]	65,000,000	65,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.19%[9,10]	37,900,000	37,900
Fidelity Investments Money Market Government Portfolio, Class I 0.12%[9,10]	16,200,000	16,200
		1,085,734

Total short-term securities (cost: $7,328,334,000)		7,328,370
Total investment securities 101.63% (cost: $54,641,795,000)		72,725,622
Other assets less liabilities (1.63)%		(1,163,008)

Net assets 100.00%		$71,562,614

Investments in affiliates2

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend or interest income (000)
Common stocks 23.46%
Information technology 4.96%
eMemory Technology, Inc.[3]	$425,376	$42,850	$21,755	$16,739	$(53,290)	$409,920	$—
ALTEN SA, non-registered shares[3]	218,256	104,551	—	—	(3,627)	319,180	—
Kulicke and Soffa Industries, Inc.	277,553	12,062	—	—	(10,517)	279,098	1,694
Keywords Studios PLC[3]	237,154	1,975	—	—	(29,546)	209,583	57
Global Unichip Corp.[3]	122,936	65,715	—	—	(1,554)	187,097	—
Tanla Platforms, Ltd.[3]	112,334	—	—	—	70,267	182,601	—
SHIFT, Inc.[1,3]	281,192	31,760	98,987	29,956	(72,661)	171,260	—
Network International Holdings PLC[1,3]	215,255	3,811	4,878	(3,918)	(51,574)	158,696	—
Money Forward, Inc.[1,3,5]	235,170	12,777	—	—	(90,458)	157,489	—
Net One Systems Co., Ltd.[3]	226,584	4,016	23,865	(5,723)	(60,169)	140,843	1,736
Dexerials Corp.[3,5]	63,639	63,300	—	—	12,852	139,791	1,282
Crayon Group Holding ASA[1,3]	75,090	60,519	—	—	(3,609)	132,000	—
Extreme Networks, Inc.[1]	52,435	63,818	—	—	8,619	124,872	—
Credo Technology Group Holding, Ltd.[1,3,6]	—	24,322	—	—	40,064	64,386	—
Credo Technology Group Holding, Ltd.[1,5]	—	34,446	—	—	18,015	52,461	—
Bytes Technology Group PLC[3]	80,157	22,699	—	—	(6,218)	96,638	346
Megaport, Ltd.[1,3]	132,815	10,408	28,971	14,002	(34,716)	93,538	—
AvidXchange Holdings, Inc.[1,5]	—	189,825	7,507	(13,747)	(77,350)	91,221	—
PAR Technology Corp.[1,5]	125,429	6,227	—	—	(45,326)	86,330	—
Avaya Holdings Corp.[1]	53,532	62,785	—	—	(38,085)	78,232	—
Ideagen PLC[3]	86,794	10,401	—	—	(31,410)	65,785	112
91APP, Inc.[1,3]	1,012	94,730	—	—	(41,881)	53,861	—
Zuken, Inc.[3]	59,358	10,283	3,398	(1,649)	(20,173)	44,421	74
eCloudvalley Digital Technology Co., Ltd.[3]	30,937	6,339	—	—	(5,870)	31,406	—
Boku, Inc.[1,3,6]	53,644	—	—	—	(23,941)	29,703	—
SmartCraft ASA, Class A1,3	34,172	—	—	—	(7,136)	27,036	—
LPKF Laser & Electronics AG, non-registered shares[3,5]	44,674	—	3,169	(2,939)	(13,195)	25,371	—
Cherry AG1,3	52,280	—	—	—	(28,188)	24,092	—
Unifiedpost Group SA1,3	50,611	—	1,526	(1,217)	(31,132)	16,736	—
WeCommerce Holdings, Ltd., Class A1,5	—	21,801	—	—	(5,226)	16,575	—

SMALLCAP World Fund	17

Investments in affiliates2 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend or interest income (000)
MotorK, Ltd.[1,3]	$—	$17,278	$—	$—	$(3,538)	$13,740	$—
Smaregi, Inc.[1,3,5]	34,016	—	—	—	(21,206)	12,810	—
Softline Holding PLC (GDR)[1,3,6]	—	79,875	—	—	(67,087)	12,788	—
Softline Holding PLC (GDR)[1,3]	—	75	—	—	(63)	12	—
Appier Group, Inc.[1,3,5,11]	81,454	9,376	30,258	(25,189)	(4,785)	—	—
Bottomline Technologies (DE), Inc.[1,12]	140,399	—	201,075	37,298	23,378	—	—
Computer Age Management Services, Ltd.[3,11]	128,344	—	58,979	20,185	(42,577)	—	590
Dock, Ltd.[1,3,4,7,11]	27,080	—	—	—	29,023	—	—
Dye & Durham, Ltd.[11]	121,192	—	34,073	(24,796)	(17,555)	—	162
EcoOnline Holding AS1,3,11	29,071	—	5,215	(1,865)	(9,673)	—	—
GB Group PLC[3,11]	125,523	—	77,565	(6,990)	(29,153)	—	—
Hennge KK1,3,12	56,060	—	15,958	(29,775)	(10,327)	—	—
Nagarro SE1,3,11	144,449	—	48,024	22,686	(26,412)	—	—
Netcompany Group AS, non-registered shares[1,3,11]	311,683	—	86,626	52,882	(160,959)	—	—
						3,549,572
Industrials 6.54%
IMCD NV3	668,138	—	123,397	63,079	(117,847)	489,973	—
BayCurrent Consulting, Inc.[3]	624,379	10,533	26,907	9,950	(180,127)	437,828	1,721
Saia, Inc.[1]	349,105	—	—	—	8,491	357,596	—
Diploma PLC[3]	374,585	297	—	—	(32,050)	342,832	4,087
Matson, Inc.	159,322	15,167	—	—	78,355	252,844	1,184
Armstrong World Industries, Inc.[5]	205,914	61,742	—	—	(21,721)	245,935	1,181
Wizz Air Holdings PLC[1,3]	259,859	183,690	33,838	(6,414)	(158,647)	244,650	—
Comfort Systems USA, Inc.	137,040	94,086	25,046	(2,641)	34,551	237,990	603
Arcosa, Inc.	176,368	17,939	—	—	26,045	220,352	355
Visional, Inc.[1,3,5]	186,716	—	—	—	(9,362)	177,354	—
Harmonic Drive Systems, Inc.[3]	149,749	72,101	—	—	(53,187)	168,663	393
Carel Industries SpA[3]	186,704	—	15,519	8,559	(20,053)	159,691	—
EnPro Industries, Inc.	72,321	66,947	—	—	752	140,020	638
Johns Lyng Group, Ltd.[3]	79,441	13,116	—	—	40,272	132,829	399
Alfen NV1,3,5	134,619	—	—	—	(4,734)	129,885	—
Instalco AB3	158,007	—	—	—	(28,736)	129,271	—
Montrose Environmental Group, Inc.[1]	95,694	49,260	—	—	(19,801)	125,153	—
GVS SpA[3]	174,811	19,196	40,684	(1,942)	(56,958)	94,423	—
Japan Elevator Service Holdings Co., Ltd.[3]	163,396	—	—	—	(71,290)	92,106	751
Volution Group PLC[3]	37,413	67,773	—	—	(19,401)	85,785	848
Marlowe PLC[1,3]	69,724	9,520	—	—	2,245	81,489	—
KEI Industries, Ltd.[3]	—	62,117	—	—	12,712	74,829	102
DO & CO AG, non-registered shares[1,3,5]	63,241	—	—	—	2,078	65,319	—
Interface, Inc.	71,524	—	—	—	(7,459)	64,065	94
Fasadgruppen Group AB1,3	66,194	3,933	—	—	(8,264)	61,863	—
Pegasus Hava Tasimaciligi AS1,3	52,880	—	—	—	(8,753)	44,127	—
Einride AB1,3,4,7	13,640	—	—	—	9,134	22,774	—
Azelio AB1,3,12	20,939	—	4,009	(24,441)	7,511	—	—
Barrett Business Services, Inc.[12]	46,577	—	39,545	3,412	(10,444)	—	183
Boyd Group Services, Inc.[5,11]	237,086	21,579	46,707	(15,144)	(57,696)	—	265
Montana Aerospace AG1,3,11	98,830	—	—	—	(50,229)	—	—
Sun Country Airlines Holdings, Inc.[1,11]	104,947	2,901	48,563	(12,347)	(12,804)	—	—
						4,679,646

18	SMALLCAP World Fund

Investments in affiliates2 (continued)

	Value of affiliates at 10/1/2021 (000)		Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)		Dividend or interest income (000)
Consumer discretionary 4.85%
YETI Holdings, Inc.[1]	$518,842		$62,702	$—	$—	$(160,790)	$420,754		$—
Helen of Troy, Ltd.[1]	433,116		60,079	57,609	(2,254)	(55,320)	378,012		—
TopBuild Corp.[1]	411,907		—	16,383	4,213	(49,430)	350,307		—
Tube Investments of India, Ltd.[3]	288,934		—	35,131	12,366	27,782	293,951		395
Watches of Switzerland Group PLC[1,3]	153,430		49,664	—	—	17,660	220,754		—
Kindred Group PLC (SDR)[3]	211,253		52,928	—	—	(63,399)	200,782		3,622
Leslie’s, Inc.[1]	115,326		96,357	—	—	(14,972)	196,711		—
Everi Holdings, Inc.[1]	170,435		—	—	—	(22,414)	148,021		—
WH Smith PLC[1,3]	120,874		39,329	—	—	(27,595)	132,608		—
Auction Technology Group PLC[1,3]	148,698		23,679	—	—	(49,681)	122,696		—
Domino’s Pizza Group PLC[3]	129,598		—	—	—	(8,143)	121,455		—
Golden Entertainment, Inc.[1]	55,286		34,776	—	—	15,004	105,066		—
Jack in the Box, Inc.	—		94,560	—	—	4,146	98,706		465
Bajaj Electricals, Ltd.[1,3]	126,568		—	9,380	1,689	(26,937)	91,940		—
Snow Peak, Inc.[3,5]	—		66,358	—	—	15,338	81,696		266
Musti Group OYJ[3]	86,680		7,154	—	—	(24,458)	69,376		644
Cary Group AB1,3,5	79,878		—	—	—	(13,161)	66,717		—
BHG Group AB1,3,5	143,245		—	—	—	(77,770)	65,475		—
RVRC Holding AB3	48,538		258	—	—	1,211	50,007		444
Porch Group, Inc.[1]	113,369		—	7,576	(9,130)	(57,096)	39,567		—
AcadeMedia AB3	38,581		4,836	—	—	(7,556)	35,861		1,098
Bike24 Holding AG1,3,5	90,361		—	6,626	(8)	(50,701)	33,026		—
Lojas Quero-Quero SA	44,684		—	—	—	(12,445)	32,239		325
JOANN, Inc.[5]	30,404		—	—	—	737	31,141		573
MADE.com Group PLC[1,3,5]	58,379		—	—	—	(31,588)	26,791		—
Beazer Homes USA, Inc.[1]	28,632		—	—	—	(3,370)	25,262		—
Westwing Group SE, non-registered shares[1,3,5]	44,293		14,507	—	—	(38,160)	20,640		—
Desenio Group AB1,3,5	19,095		12,549	3,039	(3,182)	(17,096)	8,327		—
BNN Technology PLC[1,3,7]	—	[8]	—	—	—	— [8]	—	[8]	—
Cairn Homes PLC[1,3,11]	57,942		—	20,935	(595)	2,807	—		—
Del Taco Restaurants, Inc.[12]	20,974		—	29,859	3,106	5,779	—		96
Gourmet Master Co., Ltd.[3,11]	49,381		—	29,315	(16,522)	1,594	—		—
OneSpaWorld Holdings, Ltd.[1,5,11]	53,370		—	33,032	2,807	(602)	—		—
Purple Innovation, Inc., Class A1,12	80,885		—	34,552	(57,914)	11,581	—		—
zooplus AG, non-registered shares[1,3,12]	263,323		—	257,235	213,610	(219,698)	—		—
							3,467,888
Health care 2.35%
Haemonetics Corp.[1]	35,041		210,658	—	—	8,809	254,508		—
PolyPeptide Group AG1,3	306,892		27,631	—	—	(126,217)	208,306		—
Amvis Holdings, Inc.[3]	68,450		76,163	—	—	1,123	145,736		—
Genus PLC[3]	154,518		100,529	—	—	(126,238)	128,809		1,439
Silk Road Medical, Inc.[1]	152,688		568	—	—	(37,990)	115,266		—
Pacific Biosciences of California, Inc.[1]	249,229		25,958	—	—	(173,750)	101,437		—
Xenon Pharmaceuticals, Inc.[1]	30,854		39,541	4,937	(993)	31,625	96,090		—
Revance Therapeutics, Inc.[1]	125,722		10,243	5,528	(4,640)	(30,332)	95,465		—
Addus HomeCare Corp.[1]	74,877		—	—	—	12,713	87,590		—
Medmix AG1,3	84,065		28,320	—	—	(28,155)	84,230		—
Pulmonx Corp.[1,5]	99,107		5,901	—	—	(31,905)	73,103		—
Surgical Science Sweden AB1,3	89,512		—	—	—	(19,319)	70,193		—

SMALLCAP World Fund	19

Investments in affiliates2 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend or interest income (000)
New Horizon Health, Ltd.[1,3,5]	$58,291	$32,172	$—	$—	$(27,841)	$62,622	$—
Antares Vision SpA[1,3,5]	67,179	—	—	—	(17,861)	49,318	—
Ocumension Therapeutics[1,3,5]	88,719	1,387	—	—	(42,095)	48,011	—
Creo Medical Group PLC[1,3]	26,954	—	—	—	(10,075)	16,879	—
Cellectis SA (ADR)[1,5]	27,923	2,959	1,363	(2,878)	(16,593)	10,048	—
Cellectis SA, non-registered shares[1,3,5]	15,170	—	989	(2,333)	(6,870)	4,978	—
Nordhealth AS, Class A1,3	25,989	—	—	—	(11,836)	14,153	—
Precision BioSciences, Inc.[1]	49,264	—	—	—	(36,115)	13,149	—
Acutus Medical, Inc.[1,5]	14,144	—	—	—	(11,920)	2,224	—
Adaptimmune Therapeutics PLC (ADR)[1,12]	41,374	—	17,333	(15,147)	(8,894)	—	—
Allakos, Inc.[1,12]	401,101	—	173,447	82,236	(309,890)	—	—
BICO Group AB, Class B1,3,5,11	192,639	37,534	21,247	(40,685)	(115,291)	—	—
Cortexyme, Inc.[1,5,11]	205,553	19,079	29,236	(18,820)	(169,868)	—	—
Mani, Inc.[3,12]	102,420	—	72,885	(28,693)	(842)	—	319
Metropolis Healthcare, Ltd.[3,11]	126,134	—	74,452	44,330	(60,430)	—	204
Zealand Pharma A/S1,3,5,11	69,352	1,001	17,194	(22,489)	(12,203)	—	—
						1,682,115
Financials 1.46%
Trupanion, Inc.[1]	241,636	8,695	786	626	36,233	286,404	—
Aavas Financiers, Ltd.[1,3]	213,203	951	4,195	(889)	(763)	208,307	—
Independent Bank Group, Inc.	157,257	37,282	—	—	(2,227)	192,312	1,771
Seacoast Banking Corporation of Florida	138,854	1,912	—	—	4,809	145,575	1,074
Patria Investments, Ltd., Class A	91,511	21,734	—	—	9,890	123,135	1,891
IIFL Finance, Ltd.[3]	23,507	54,198	—	—	(3,959)	73,746	920
Hellenic Exchanges - Athens Stock Exchange SA3	13,967	—	—	—	276	14,243	—
Uzabase, Inc.[1,3,5,11]	46,409	—	7,194	(15,007)	(12,751)	—	—
						1,043,722
Consumer staples 1.62%
Emmi AG3	328,323	—	—	—	18,747	347,070	—
Simply Good Foods Co., Class A1	229,393	30,920	—	—	23,192	283,505	—
Grocery Outlet Holding Corp.[1]	127,554	38,848	—	—	85,135	251,537	—
Milbon Co., Ltd.[3]	112,067	20,343	—	—	(32,046)	100,364	740
Dole PLC[5]	63,125	55,809	—	—	(24,824)	94,110	944
Shop Apotheke Europe NV, non-registered shares[1,3,5]	128,744	7,920	—	—	(49,910)	86,754	—
						1,163,340
Materials 0.89%
APL Apollo Tubes, Ltd.[3]	159,233	11,580	—	—	12,966	183,779	—
Navin Fluorine International, Ltd.[3]	180,182	1,920	30,856	11,171	2,003	164,420	238
Perimeter Solutions SA1,5	—	134,836	—	—	25,489	160,325	—
JCU Corp.[3]	86,616	—	17,171	1,328	(13,306)	57,467	426
Re:NewCell AB1,3,5	61,257	—	—	—	(27,529)	33,728	—
Aluflexpack AG1,3,5	45,884	—	—	—	(23,968)	21,916	—
Venator Materials PLC[1,5]	24,281	—	—	—	(9,116)	15,165	—
Nanofilm Technologies International, Ltd.[3,11]	105,677	5,265	19,336	(6,286)	(29,481)	—	—
						636,800
Communication services 0.03%
Pebble Group PLC[1,3]	28,975	—	—	—	(10,498)	18,477	—
Direct Marketing MIX, Inc.[3,11]	50,358	—	13,991	558	(12,663)	—	102
						18,477

20	SMALLCAP World Fund

Investments in affiliates2 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend or interest income (000)
Energy 0.29%
Northern Oil and Gas, Inc.	$104,325	$23,768	$—	$—	$42,569	$170,662	$1,332
Savannah Energy PLC[1,3]	15,998	8,234	—	—	10,973	35,205	—
						205,867
Real estate 0.47%
Altus Group, Ltd.	172,723	2,268	—	—	(30,156)	144,835	829
K-Fast Holding AB, Class B1,3	81,175	—	—	—	(12,044)	69,131	—
JHSF Participações SA	50,030	—	—	—	13,479	63,509	3,002
SRE Holdings Corp.[1,3]	82,123	5,052	—	—	(52,041)	35,134	—
Genova Property Group AB1,3	28,296	—	—	—	(1,970)	26,326	—
DigitalBridge Group, Inc. REIT, Class A1,11	145,014	33,040	—	—	27,651	—	—
Real Matters, Inc.[1,12]	50,520	—	33,355	(51,214)	34,049	—	—
						338,935
Utilities 0.00%
Mytrah Energy, Ltd.[1,3,7]	140	—	—	—	(3)	137	—
Total common stocks						16,786,499
Preferred securities 0.32%
Industrials 0.19%
Einride AB, Series B, preferred shares[1,3,4,7]	46,547	—	—	—	31,170	77,717	—
Einride AB, Series A, preferred shares[1,3,4,7]	—	311	—	—	387	698	—
Relativity Space, Inc., Series D, preferred shares[1,3,4,7]	48,953	—	—	—	—	48,953	—
Relativity Space, Inc., Series E, preferred shares[1,3,4,7]	10,600	—	—	—	—	10,600	—
						137,968
Information technology 0.06%
Skyryse, Inc., Series B, preferred shares[1,3,4,7]	—	40,700	—	—	—	40,700	—
Avidxchange Holdings, Inc., Series F, preferred shares[1,3,12]	141,386	—	105,844	—	(35,542)	—	—
						40,700
Health care 0.01%
Bluestar Genomics, Inc., Series C, noncumulative preferred
shares, 5.00% 2022[1,3,4,7]	15,101	—	—	—	(3,771)	11,330	—
Financials 0.06%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,3,4,7]	54,312	—	—	—	(13,984)	40,328	—
Total preferred securities						230,326
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[3,4,7]	19,495	—	—	—	(5,342)	14,153	—
Convertible bonds & notes 0.00%
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[3,4,7]	—	1,500	—	—	—	1,500	18
Short-term securities 9.14%
Money market investments 8.72%
Capital Group Central Cash Fund 0.32%[9]	4,210,329	5,258,031	3,225,188	(228)	(308)	6,242,636	2,963
Money market investments purchased with collateral from securities on loan 0.42%
Capital Group Central Cash Fund 0.32%[9,10]	188,139	111,02713				299,166	—	[14]
Total short-term securities						6,541,802
Total 32.94%				$176,144	$(4,041,573)	$23,574,280	$44,997

SMALLCAP World Fund	21

Private placement securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
VisEra Technologies Co., Ltd.	3/9/2021	$93,821	$161,167	.23%
Einride AB, Series B, preferred shares	3/23/2021-5/6/2021	18,753	77,717	.11
Einride AB	7/16/2021-8/17/2021	8,938	22,774	.03
Einride AB, convertible notes, 7.00% 2023	1/7/2022	1,500	1,500	.00
Einride AB, Series A, preferred shares	10/11/2021	311	698	.00
Pine Labs Pte., Ltd.	5/12/2021	28,710	46,916	.07
Pine Labs Pte., Ltd., Series J, cumulative preferred shares	5/12/2021	21,290	34,792	.05
Relativity Space, Inc., Series D, preferred shares	11/20/2020	32,000	48,953	.07
Relativity Space, Inc., Series E, preferred shares	5/27/2021	10,600	10,600	.01
Dock, Ltd.	10/19/2020	26,000	56,103	.08
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	50,000	52,500	.07
Laronde, Inc., Series B, 6.00% preferred shares	8/10/2021	50,000	50,000	.07
StockX, Inc., Series E-1, preferred shares	4/15/2021	20,000	22,769	.03
StockX, Inc.	4/5/2021	14,682	16,577	.02
StockX, Inc., Series AA, preferred shares	4/5/2021	5,203	5,874	.01
StockX, Inc., Series B, preferred shares	4/5/2021	281	317	.00
ABL Space Systems Co., Series B, preferred shares	3/24/2021	35,000	44,920	.06
Skyryse, Inc., Series B, preferred shares	10/21/2021	40,700	40,700	.06
PPRO Holding GMBS, Series B, 8.00% preferred shares	1/28/2021	48,694	40,328	.06
KRY International AB, Series E, preferred shares	5/13/2021	51,891	34,270	.05
KRY International AB, Series A	5/13/2021	8,533	5,932	.01
Outreach Corp., Series G, preferred shares	5/27/2021	45,483	36,614	.05
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	35,000	35,000	.05
Yotpo, Ltd., Series F, preferred shares	2/25/2021	18,329	18,329	.02
Yotpo, Ltd.	3/16/2021	5,475	5,763	.01
Yotpo, Ltd., Series B, preferred shares	3/16/2021	2,322	2,444	.00
Yotpo, Ltd., Series C, preferred shares	3/16/2021	2,211	2,327	.00
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	1,483	1,561	.00
Yotpo, Ltd., Series A, preferred shares	3/16/2021	723	761	.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	613	645	.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	342	360	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	273	287	.00
Patreon, Inc., Series E, preferred shares	9/1/2020	11,944	21,002	.03
Patreon, Inc., Class B	10/26/2020-10/27/2020	3,255	5,714	.01
Patreon, Inc., Series Seed, preferred shares	9/16/2020	2,790	4,906	.01
WorkRise Technologies, Inc., Series E, preferred shares	3/8/2021	40,000	27,715	.04
Cava Group, Inc., Series F, preferred shares	3/26/2021	25,000	26,588	.04
Grove Collaborative, Inc., Series E, preferred shares	11/3/2020	26,000	25,302	.03
SiFive, Inc., Series F, preferred shares	3/16/2022	25,000	25,000	.03
Venture Global LNG, Inc., Series C	5/1/2015	12,720	24,028	.03
Acerta Pharma BV	5/7/2014	7,300	17,913	.03
DPC Dash, Ltd.	12/6/2021	15,000	15,000	.02
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	14,153	.02
Kandou Holding SA, Series D, preferred shares	11/17/2021	15,000	12,750	.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares	2/18/2022	12,179	12,179	.02
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022	4/26/2021	15,101	11,330	.02
Artiva Biotherapeutics, Inc., Series B, preferred shares	2/24/2021	7,000	7,000	.01
Foursquare Labs, Inc., Series A	12/3/2013	20,000	3,960	.01

22	SMALLCAP World Fund

Private placement securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	$134	.00%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	$9,000	3,078	.00
Total private placement securities		945,450	1,137,250	1.59%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $29,837,769,000, which represented 41.69% of the net assets of the fund. This amount includes $28,473,154,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[5]	All or a portion of this security was on loan. The total value of all such securities was $1,404,776,000, which represented 1.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $384,137,000, which represented .54% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 3/31/2022.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2022. Refer to the investment portfolio for the security value at 3/31/2022.
[12]	Affiliated issuer during the reporting period but no longer held at 3/31/2022.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

See notes to financial statements.

SMALLCAP World Fund	23

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $1,404,776 of investment securities on loan):
Unaffiliated issuers (cost: $34,416,607)	$49,151,342
Affiliated issuers (cost: $20,225,188)	23,574,280	$72,725,622
Cash		13,295
Cash denominated in currencies other than U.S. dollars (cost: $14,652)		14,620
Receivables for:
Sales of investments	118,658
Sales of fund’s shares	154,760
Dividends and interest	45,567
Securities lending income	125
Other	3,843	322,953
		73,076,490
Liabilities:
Collateral for securities on loan		1,085,734
Payables for:
Purchases of investments	171,820
Repurchases of fund’s shares	45,709
Investment advisory services	35,831
Services provided by related parties	12,407
Directors’ deferred compensation	4,802
Non-U.S. taxes	153,349
Other	4,224	428,142
Net assets at March 31, 2022		$71,562,614

Net assets consist of:
Capital paid in on shares of capital stock		$51,703,122
Total distributable earnings		19,859,492
Net assets at March 31, 2022		$71,562,614

See notes to financial statements.

24	SMALLCAP World Fund

Financial statements (continued)

Statement of assets and liabilities at March 31, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,047,465 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$31,468,722	465,633		$67.58
Class C	543,748	9,828		55.33
Class T	14	—	*	68.46
Class F-1	623,387	9,375		66.49
Class F-2	9,427,042	135,597		69.52
Class F-3	4,874,713	70,589		69.06
Class 529-A	1,847,233	27,779		66.50
Class 529-C	65,295	1,155		56.55
Class 529-E	64,881	1,021		63.54
Class 529-T	18	—	*	68.29
Class 529-F-1	11	—	*	68.16
Class 529-F-2	240,413	3,545		67.82
Class 529-F-3	12	—	*	67.90
Class R-1	30,673	532		57.64
Class R-2	558,515	9,679		57.70
Class R-2E	37,106	567		65.51
Class R-3	777,715	12,296		63.25
Class R-4	783,589	11,702		66.96
Class R-5E	172,936	2,533		68.28
Class R-5	405,318	5,715		70.92
Class R-6	19,641,273	279,919		70.17

*	Amount less than one thousand.

See notes to financial statements.

SMALLCAP World Fund	25

Financial statements (continued)

Statement of operations	unaudited
for the six months ended March 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,557; also includes $44,979 from affiliates)	$262,318
Securities lending income (net of fees)	11,667
Interest (net of non-U.S. taxes of $1; also includes $18 from affiliates)	1,594	$275,579
Fees and expenses*:
Investment advisory services	234,052
Distribution services	58,146
Transfer agent services	25,048
Administrative services	11,637
529 plan services	712
Reports to shareholders	1,105
Registration statement and prospectus	1,498
Directors’ compensation	(413)
Auditing and legal	95
Custodian	3,924
State and local taxes	1
Other	738
Total fees and expenses before waiver	336,543
Less waiver of fees and expenses:
Investment advisory services waiver	139
Total fees and expenses after waiver		336,404
Net investment loss		(60,825)

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $48,264):
Unaffiliated issuers	2,482,331
Affiliated issuers	176,144
Currency transactions	(907)	2,657,568
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $149,843):
Unaffiliated issuers	(11,817,655)
Affiliated issuers	(4,041,573)
Currency translations	3,102	(15,856,126)
Net realized gain and unrealized depreciation		(13,198,558)

Net decrease in net assets resulting from operations		$(13,259,383)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

26	SMALLCAP World Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2022*	Year ended September 30, 2021
Operations:
Net investment loss	$(60,825)	$(233,361)
Net realized gain	2,657,568	7,680,933
Net unrealized (depreciation) appreciation	(15,856,126)	12,046,573
Net (decrease) increase in net assets resulting from operations	(13,259,383)	19,494,145

Distributions paid to shareholders	(6,882,674)	(1,036,458)

Net capital share transactions	10,490,479	8,057,307

Total (decrease) increase in net assets	(9,651,578)	26,514,994

Net assets:
Beginning of period	81,214,192	54,699,198
End of period	$71,562,614	$81,214,192

*	Unaudited.

See notes to financial statements.

SMALLCAP World Fund	27

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

28	SMALLCAP World Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

SMALLCAP World Fund	29

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,656,883	$6,173,281	$71,540	$13,901,704
Industrials	5,600,776	7,712,203	22,774	13,335,753
Consumer discretionary	6,157,564	4,960,206	31,577	11,149,347
Health care	6,804,494	3,120,255	23,845	9,948,594
Financials	4,435,408	2,474,270	46,916	6,956,594
Consumer staples	1,292,797	1,409,769	—	2,702,566
Materials	776,776	1,140,419	—	1,917,195
Communication services	783,732	1,017,979	—	1,801,711
Energy	1,157,410	139,957	24,028	1,321,395
Real estate	626,906	503,058	—	1,129,964
Utilities	152,245	142,810	137	295,192
Preferred securities	113,424	—	727,437	840,861
Rights & warrants	1,068	67,342	134	68,544
Convertible stocks	—	—	26,332	26,332
Convertible bonds & notes	—	—	1,500	1,500
Short-term securities	7,328,370	—	—	7,328,370
Total	$42,887,853	$28,861,549	$976,220	$72,725,622

30	SMALLCAP World Fund

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2022 (dollars in thousands):

	Beginning value at 10/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized gain†	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 3/31/2022
Investment securities	$1,243,406	$—	$233,278	$(180,450)	$—	$(320,014)	$—	$976,220

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2022								$(86,562)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks		Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	39%	39%	Decrease
			Discount for lack of certainty	5%	5%	Decrease
		Expected proceeds	Discount rate	10%	10%	Decrease
			Expected proceeds	N/A	N/A	N/A
	$220,817	Market comparable companies	Price/Cash flow multiple	8.3x	8.3x	Increase
			Net adjustment based on market comparables movement (decrease)	45% - 56%	50%	Decrease
			EV/Sales multiple	3.5x - 10.2x	7.9x	Increase
			DLOM	16% - 25%	17%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	727,437	Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	25% - 39%	35%	Decrease
			Discount to transaction price	15%	15%	Decrease
		Market comparable companies	Price/Sales multiple	6.4x	6.4x	Increase
			EV/Gross Profit multiple	11.3x - 15.3x	14.0x	Increase
			EV/Sales multiple	2.1x - 15.4x	9.5x	Increase
			Net adjustment based on market movement of comparables (decrease)	15% - 56%	35%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
			Last trade price	N/A	N/A	N/A
			DLOM	16%	16%	Decrease
Rights & warrants	134	Black-Scholes	Underlying common share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
Convertible stocks	26,332	Market comparable companies	EV/Sales multiple	7.2x	7.2x	Increase
			DLOM	16%	16%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
Convertible bonds & notes	1,500	Transaction price	N/A	N/A	N/A	N/A
Total	$976,220

See next page for footnotes

SMALLCAP World Fund	31

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

32	SMALLCAP World Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2022, the total value of securities on loan was $1,404,776,000, and the total value of collateral received was $1,460,530,000. Collateral received includes cash of $1,085,734,000 and U.S. government securities of $374,796,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

SMALLCAP World Fund	33

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2022, the fund recognized $5,487,000 in reclaims (net of $62,000 in fees and the effect of realized gain or loss from currency translations) and $1,558,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$6,524,802

As of March 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$22,552,964
Gross unrealized depreciation on investments	(4,707,958)
Net unrealized appreciation on investments	17,845,006
Cost of investments	54,880,616

34	SMALLCAP World Fund

Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2022	Year ended September 30, 2021
Class A	$3,186,227	$533,184
Class C	69,187	12,765
Class T	2	—	*
Class F-1	66,368	14,136
Class F-2	892,658	127,813
Class F-3	458,716	60,263
Class 529-A	189,038	32,362
Class 529-C	8,227	1,788
Class 529-E	7,066	1,256
Class 529-T	2	—	*
Class 529-F-1	1	—	*
Class 529-F-2†	23,295	3,561
Class 529-F-3†	1	—	*
Class R-1	3,472	596
Class R-2	67,127	12,517
Class R-2E	4,067	671
Class R-3	85,499	16,023
Class R-4	81,892	15,839
Class R-5E	16,013	1,654
Class R-5	39,887	7,260
Class R-6	1,683,929	194,770
Total	$6,882,674	$1,036,458

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.589% on such assets in excess of $44 billion. On September 14, 2021, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2021, decreasing the annual rate to 0.587% and 0.585% on daily net assets in excess of $55 billion and $71 billion, respectively. CRMC waived investment advisory services fees of $139,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $234,052,000 were reduced to $233,913,000, both of which were equivalent to an annualized rate of 0.603% of average daily net assets.

SMALLCAP World Fund	35

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2022, the 529 plan services fees were $712,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

36	SMALLCAP World Fund

For the six months ended March 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$45,074	$15,087		$5,316		Not applicable
Class C	3,203	270		96		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	899	525		108		Not applicable
Class F-2	Not applicable	5,452		1,531		Not applicable
Class F-3	Not applicable	21		784		Not applicable
Class 529-A	2,317	841		311		$594
Class 529-C	389	32		12		22
Class 529-E	185	12		11		21
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	69		39		75
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	168	15		5		Not applicable
Class R-2	2,417	1,171		97		Not applicable
Class R-2E	131	46		7		Not applicable
Class R-3	2,234	696		134		Not applicable
Class R-4	1,129	469		135		Not applicable
Class R-5E	Not applicable	143		28		Not applicable
Class R-5	Not applicable	121		70		Not applicable
Class R-6	Not applicable	78		2,953		Not applicable
Total class-specific expenses	$58,146	$25,048		$11,637		$712

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(413,000) in the fund’s statement of operations reflects $130,000 in current fees (either paid in cash or deferred) and a net decrease of $543,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $381,369,000 and $422,307,000, respectively, which generated $322,103,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2022.

SMALLCAP World Fund	37

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2022

Class A	$1,575,945	20,264	$3,146,255	40,871		$(2,117,784)	(27,468)	$2,604,416	33,667
Class C	41,521	644	68,902	1,091		(99,172)	(1,559)	11,251	176
Class T	—	—	—	—		—	—	—	—
Class F-1	29,511	384	65,695	867		(73,249)	(978)	21,957	273
Class F-2	1,788,646	22,759	870,184	10,996		(1,250,033)	(16,074)	1,408,797	17,681
Class F-3	954,878	12,215	457,164	5,818		(564,490)	(7,373)	847,552	10,660
Class 529-A	109,425	1,423	189,018	2,495		(135,512)	(1,769)	162,931	2,149
Class 529-C	6,163	94	8,226	127		(17,021)	(255)	(2,632)	(34)
Class 529-E	3,019	41	7,065	98		(6,209)	(85)	3,875	54
Class 529-T	—	—	2	—	[2]	—	—	2	—	[2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-2	31,507	406	23,290	302		(21,200)	(268)	33,597	440
Class 529-F-3	—	—	1	—	[2]	—	—	1	—	[2]
Class R-1	2,852	43	3,379	51		(2,026)	(29)	4,205	65
Class R-2	56,305	850	67,065	1,018		(106,353)	(1,563)	17,017	305
Class R-2E	4,947	66	4,067	54		(8,010)	(108)	1,004	12
Class R-3	84,704	1,151	85,413	1,184		(132,508)	(1,805)	37,609	530
Class R-4	78,018	997	81,883	1,074		(128,357)	(1,653)	31,544	418
Class R-5E	36,497	467	16,010	206		(19,524)	(251)	32,983	422
Class R-5	26,921	335	39,865	494		(53,476)	(652)	13,310	177
Class R-6	3,893,049	49,477	1,675,414	20,985		(307,404)	(3,853)	5,261,059	66,609
Total net increase (decrease)	$8,723,908	111,616	$6,808,899	87,731		$(5,042,328)	(65,743)	$10,490,479	133,604

See end of table for footnotes.

38	SMALLCAP World Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2021

Class A	$4,132,944	49,749		$526,551		6,720		$(3,620,822)	(43,973)	$1,038,673	12,496
Class C	130,503	1,871		12,733		193		(185,707)	(2,669)	(42,471)	(605)
Class T	—	—		—		—		—	—	—	—
Class F-1	95,711	1,180		13,924		180		(285,356)	(3,459)	(175,721)	(2,099)
Class F-2	4,160,688	48,348		124,564		1,554		(2,566,109)	(29,607)	1,719,143	20,295
Class F-3	2,002,876	23,569		60,027		755		(842,469)	(10,024)	1,220,434	14,300
Class 529-A	256,517	3,151		32,349		419		(276,976)	(3,397)	11,890	173
Class 529-C	15,803	225		1,788		27		(39,574)	(561)	(21,983)	(309)
Class 529-E	8,495	109		1,255		17		(11,995)	(152)	(2,245)	(26)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,003	58		—	[2]	—	[2]	(183,036)	(2,779)	(179,033)	(2,721)
Class 529-F-2[3]	242,879	3,498		3,555		45		(36,630)	(438)	209,804	3,105
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	—2
Class R-1	6,407	88		585		8		(7,729)	(108)	(737)	(12)
Class R-2	125,085	1,739		12,506		182		(188,756)	(2,655)	(51,165)	(734)
Class R-2E	12,544	155		671		9		(12,306)	(153)	909	11
Class R-3	186,463	2,407		16,007		216		(288,123)	(3,710)	(85,653)	(1,087)
Class R-4	163,088	2,006		15,838		204		(299,064)	(3,635)	(120,138)	(1,425)
Class R-5E	101,918	1,189		1,653		21		(30,191)	(361)	73,380	849
Class R-5	73,282	854		7,258		89		(110,242)	(1,307)	(29,702)	(364)
Class R-6	6,274,542	71,646		193,850		2,401		(1,976,480)	(24,589)	4,491,912	49,458
Total net increase (decrease)	$17,993,758	211,842		$1,025,114		13,040		$(10,961,565)	(133,577)	$8,057,307	91,305

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,808,523,000 and $11,494,706,000, respectively, during the six months ended March 31, 2022.

SMALLCAP World Fund	39

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net (loss) income to average net assets[3]
Class A:
3/31/2022[5,6]	$88.19	$(.11)	$(13.10)	$(13.21)	$—	$(7.40)	$(7.40)	$67.58	(16.01)%[7]	$31,469		.99%[8]		.99%[8]		(.28)%[8]
9/30/2021	66.23	(.37)	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095		1.02		1.02		(.44)
9/30/2020	55.24	(.15)	13.63	13.48	—	(2.49)	(2.49)	66.23	24.98	27,781		1.06		1.06		(.25)
9/30/2019	60.19	.05	(1.69)	(1.64)	—	(3.31)	(3.31)	55.24	(1.37)	23,203		1.06		1.06		.09
9/30/2018	55.60	.04	7.05	7.09	—	(2.50)	(2.50)	60.19	13.13	24,203		1.04		1.04		.06
9/30/2017	47.24	.07	8.45	8.52	(.16)	—	(.16)	55.60	18.11	21,383		1.07		1.07		.14
Class C:
3/31/2022[5,6]	73.86	(.33)	(10.80)	(11.13)	—	(7.40)	(7.40)	55.33	(16.32)[7]	544		1.73	[8]	1.73	[8]	(1.03)[8]
9/30/2021	56.04	(.82)	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713		1.75		1.75		(1.18)
9/30/2020	47.42	(.48)	11.59	11.11	—	(2.49)	(2.49)	56.04	24.07	575		1.79		1.79		(.97)
9/30/2019	52.63	(.32)	(1.58)	(1.90)	—	(3.31)	(3.31)	47.42	(2.13)	673		1.82		1.82		(.68)
9/30/2018	49.30	(.38)	6.21	5.83	—	(2.50)	(2.50)	52.63	12.23	807		1.83		1.83		(.74)
9/30/2017	42.08	(.29)	7.51	7.22	—	—	—	49.30	17.16	810		1.87		1.87		(.66)
Class T:
3/31/2022[5,6]	89.14	(.02)	(13.26)	(13.28)	—	(7.40)	(7.40)	68.46	(15.90)[7,9]	—	[10]	.75	[8,9]	.75	[8,9]	(.05)[8,9]
9/30/2021	66.78	(.18)	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [9]	—	[10]	.79	[9]	.79	[9]	(.21)[9]
9/30/2020	55.54	— [11]	13.73	13.73	—	(2.49)	(2.49)	66.78	25.30 [9]	—	[10]	.81	[9]	.81	[9]	— [9,12]
9/30/2019	60.35	.18	(1.68)	(1.50)	—	(3.31)	(3.31)	55.54	(1.14)[9]	—	[10]	.82	[9]	.82	[9]	.33 [9]
9/30/2018	55.64	.15	7.06	7.21	—	(2.50)	(2.50)	60.35	13.36 [9]	—	[10]	.85	[9]	.85	[9]	.25 [9]
9/30/2017[5,13]	49.61	.13	5.90	6.03	—	—	—	55.64	12.15 [7,9]	—	[10]	.42	[7,9]	.42	[7,9]	.25 [7,9]
Class F-1:
3/31/2022[5,6]	86.92	(.13)	(12.90)	(13.03)	—	(7.40)	(7.40)	66.49	(16.04)[7]	623		1.04	[8]	1.04	[8]	(.34)[8]
9/30/2021	65.31	(.39)	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791		1.05		1.05		(.48)
9/30/2020	54.51	(.15)	13.44	13.29	—	(2.49)	(2.49)	65.31	24.96	731		1.08		1.08		(.26)
9/30/2019	59.47	.03	(1.68)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	703		1.10		1.10		.05
9/30/2018	55.00	— [11]	6.97	6.97	—	(2.50)	(2.50)	59.47	13.06	770		1.09		1.09		.01
9/30/2017	46.74	.05	8.36	8.41	(.15)	—	(.15)	55.00	18.06	792		1.10		1.10		.11
Class F-2:
3/31/2022[5,6]	90.40	(.02)	(13.46)	(13.48)	—	(7.40)	(7.40)	69.52	(15.91)[7]	9,427		.76	[8]	.76	[8]	(.05)[8]
9/30/2021	67.69	(.15)	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659		.76		.76		(.18)
9/30/2020	56.26	.01	13.91	13.92	—	(2.49)	(2.49)	67.69	25.32	6,608		.79		.79		.02
9/30/2019	61.07	.20	(1.70)	(1.50)	—	(3.31)	(3.31)	56.26	(1.12)	4,909		.80		.80		.36
9/30/2018	56.24	.20	7.13	7.33	—	(2.50)	(2.50)	61.07	13.41	4,459		.78		.78		.34
9/30/2017	47.80	.19	8.54	8.73	(.29)	—	(.29)	56.24	18.40	2,894		.82		.82		.38
Class F-3:
3/31/2022[5,6]	89.80	.02	(13.36)	(13.34)	—	(7.40)	(7.40)	69.06	(15.86)[7]	4,875		.65	[8]	.65	[8]	.06 [8]
9/30/2021	67.18	(.07)	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382		.66		.66		(.08)
9/30/2020	55.80	.07	13.80	13.87	—	(2.49)	(2.49)	67.18	25.44	3,065		.68		.68		.12
9/30/2019	60.54	.25	(1.68)	(1.43)	—	(3.31)	(3.31)	55.80	(1.02)	2,153		.70		.70		.46
9/30/2018	55.74	.24	7.06	7.30	—	(2.50)	(2.50)	60.54	13.49	1,856		.71		.71		.41
9/30/2017[5,14]	47.93	.25	7.56	7.81	—	—	—	55.74	16.30 [7]	1,221		.71	[8]	.71	[8]	.70 [8]
Class 529-A:
3/31/2022[5,6]	86.91	(.12)	(12.89)	(13.01)	—	(7.40)	(7.40)	66.50	(16.02)[7]	1,847		1.01	[8]	1.01	[8]	(.30)[8]
9/30/2021	65.29	(.38)	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227		1.04		1.04		(.47)
9/30/2020	54.51	(.16)	13.43	13.27	—	(2.49)	(2.49)	65.29	24.95	1,662		1.09		1.09		(.28)
9/30/2019	59.47	.02	(1.67)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	1,337		1.12		1.12		.03
9/30/2018	55.01	— [11]	6.96	6.96	—	(2.50)	(2.50)	59.47	13.05	1,430		1.11		1.11		— [12]
9/30/2017	46.74	.04	8.36	8.40	(.13)	—	(.13)	55.01	18.03	1,195		1.13		1.13		.08

See end of table for footnotes.

40	SMALLCAP World Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net (loss) income to average net assets[3]
Class 529-C:
3/31/2022[5,6]	$75.34	$(.36)	$(11.03)	$(11.39)	$—	$(7.40)	$(7.40)	$56.55	(16.35)%[7]	$65		1.78%[8]		1.78%[8]		(1.08)%[8]
9/30/2021	57.17	(.86)	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30	89		1.79		1.79		(1.22)
9/30/2020	48.35	(.49)	11.80	11.31	—	(2.49)	(2.49)	57.17	24.02	86		1.84		1.84		(.99)
9/30/2019	53.60	(.34)	(1.60)	(1.94)	—	(3.31)	(3.31)	48.35	(2.17)	185		1.86		1.86		(.72)
9/30/2018	50.18	(.42)	6.34	5.92	—	(2.50)	(2.50)	53.60	12.19	230		1.88		1.88		(.81)
9/30/2017	42.85	(.32)	7.65	7.33	—	—	—	50.18	17.11	314		1.91		1.91		(.70)
Class 529-E:
3/31/2022[5,6]	83.48	(.20)	(12.34)	(12.54)	—	(7.40)	(7.40)	63.54	(16.11)[7]	65		1.24	[8]	1.24	[8]	(.53)[8]
9/30/2021	62.89	(.53)	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04	81		1.26		1.26		(.68)
9/30/2020	52.68	(.26)	12.96	12.70	—	(2.49)	(2.49)	62.89	24.70	62		1.28		1.28		(.47)
9/30/2019	57.73	(.09)	(1.65)	(1.74)	—	(3.31)	(3.31)	52.68	(1.64)	58		1.31		1.31		(.17)
9/30/2018	53.57	(.12)	6.78	6.66	—	(2.50)	(2.50)	57.73	12.82	64		1.32		1.32		(.22)
9/30/2017	45.53	(.06)	8.14	8.08	(.04)	—	(.04)	53.57	17.77	59		1.35		1.35		(.13)
Class 529-T:
3/31/2022[5,6]	88.95	(.04)	(13.22)	(13.26)	—	(7.40)	(7.40)	68.29	(15.92)[7,9]	—	[10]	.81	[8,9]	.81	[8,9]	(.10)[8,9]
9/30/2021	66.67	(.22)	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60 [9]	—	[10]	.84	[9]	.84	[9]	(.26)[9]
9/30/2020	55.49	(.03)	13.70	13.67	—	(2.49)	(2.49)	66.67	25.21 [9]	—	[10]	.85	[9]	.85	[9]	(.05)[9]
9/30/2019	60.32	.15	(1.67)	(1.52)	—	(3.31)	(3.31)	55.49	(1.17)[9]	—	[10]	.87	[9]	.87	[9]	.28 [9]
9/30/2018	55.63	.13	7.06	7.19	—	(2.50)	(2.50)	60.32	13.30 [9]	—	[10]	.88	[9]	.88	[9]	.22 [9]
9/30/2017[5,13]	49.61	.12	5.90	6.02	—	—	—	55.63	12.13 [7,9]	—	[10]	.45	[7,9]	.45	[7,9]	.22 [7,9]
Class 529-F-1:
3/31/2022[5,6]	88.82	(.06)	(13.20)	(13.26)	—	(7.40)	(7.40)	68.16	(15.95)[7,9]	—	[10]	.86	[8,9]	.86	[8,9]	(.15)[8,9]
9/30/2021	66.57	(.29)	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60 [9]	—	[10]	.80	[9]	.80	[9]	(.42)[9]
9/30/2020	55.41	(.03)	13.68	13.65	—	(2.49)	(2.49)	66.57	25.21	181		.86		.86		(.05)
9/30/2019	60.26	.15	(1.69)	(1.54)	—	(3.31)	(3.31)	55.41	(1.22)	146		.88		.88		.27
9/30/2018	55.58	.13	7.05	7.18	—	(2.50)	(2.50)	60.26	13.31	136		.89		.89		.22
9/30/2017	47.23	.15	8.43	8.58	(.23)	—	(.23)	55.58	18.26	113		.92		.92		.30
Class 529-F-2:
3/31/2022[5,6]	88.37	(.02)	(13.13)	(13.15)	—	(7.40)	(7.40)	67.82	(15.90)[7]	240		.76	[8]	.76	[8]	(.05)[8]
9/30/2021[5,15]	65.50	(.16)	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11 [7]	274		.80	[8]	.80	[8]	(.21)[8]
Class 529-F-3:
3/31/2022[5,6]	88.45	— [11]	(13.15)	(13.15)	—	(7.40)	(7.40)	67.90	(15.89)[7]	—	[10]	.71	[8]	.71	[8]	— [8,12]
9/30/2021[5,15]	65.50	(.09)	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23 [7]	—	[10]	.76	[8]	.71	[8]	(.12)[8]
Class R-1:
3/31/2022[5,6]	76.62	(.35)	(11.23)	(11.58)	—	(7.40)	(7.40)	57.64	(16.33)[7]	31		1.74	[8]	1.74	[8]	(1.03)[8]
9/30/2021	58.09	(.85)	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35	36		1.75		1.75		(1.18)
9/30/2020	49.08	(.50)	12.00	11.50	—	(2.49)	(2.49)	58.09	24.07	28		1.79		1.79		(.98)
9/30/2019	54.32	(.33)	(1.60)	(1.93)	—	(3.31)	(3.31)	49.08	(2.12)	24		1.82		1.82		(.68)
9/30/2018	50.79	(.38)	6.41	6.03	—	(2.50)	(2.50)	54.32	12.26	30		1.81		1.81		(.72)
9/30/2017	43.34	(.29)	7.74	7.45	—	—	—	50.79	17.19	30		1.83		1.83		(.63)

See end of table for footnotes.

SMALLCAP World Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net (loss) income to average net assets[3]
Class R-2:
3/31/2022[5,6]	$76.71	$(.36)	$(11.25)	$(11.61)	$—	$(7.40)	$(7.40)	$57.70	(16.34)%[7]	$559	1.76%[8]		1.76%[8]		(1.06)%[8]
9/30/2021	58.16	(.85)	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75		1.75		(1.17)
9/30/2020	49.12	(.49)	12.02	11.53	—	(2.49)	(2.49)	58.16	24.09	588	1.78		1.78		(.97)
9/30/2019	54.36	(.31)	(1.62)	(1.93)	—	(3.31)	(3.31)	49.12	(2.12)	542	1.79		1.79		(.65)
9/30/2018	50.82	(.37)	6.41	6.04	—	(2.50)	(2.50)	54.36	12.28	619	1.79		1.79		(.70)
9/30/2017	43.35	(.27)	7.74	7.47	—	—	—	50.82	17.23	628	1.80		1.80		(.60)
Class R-2E:
3/31/2022[5,6]	85.92	(.29)	(12.72)	(13.01)	—	(7.40)	(7.40)	65.51	(16.21)[7]	37	1.46	[8]	1.46	[8]	(.76)[8]
9/30/2021	64.83	(.71)	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46		1.46		(.88)
9/30/2020	54.34	(.38)	13.36	12.98	—	(2.49)	(2.49)	64.83	24.46	35	1.48		1.48		(.67)
9/30/2019	59.52	(.18)	(1.69)	(1.87)	—	(3.31)	(3.31)	54.34	(1.82)	28	1.50		1.50		(.34)
9/30/2018	55.26	(.22)	6.98	6.76	—	(2.50)	(2.50)	59.52	12.61	24	1.50		1.50		(.38)
9/30/2017	47.07	(.14)	8.40	8.26	(.07)	—	(.07)	55.26	17.57	16	1.51		1.51		(.27)
Class R-3:
3/31/2022[5,6]	83.16	(.22)	(12.29)	(12.51)	—	(7.40)	(7.40)	63.25	(16.14)[7]	778	1.31	[8]	1.31	[8]	(.60)[8]
9/30/2021	62.68	(.57)	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31		1.31		(.73)
9/30/2020	52.54	(.28)	12.91	12.63	—	(2.49)	(2.49)	62.68	24.65	806	1.33		1.33		(.52)
9/30/2019	57.60	(.10)	(1.65)	(1.75)	—	(3.31)	(3.31)	52.54	(1.67)	757	1.34		1.34		(.20)
9/30/2018	53.47	(.14)	6.77	6.63	—	(2.50)	(2.50)	57.60	12.79	852	1.35		1.35		(.25)
9/30/2017	45.45	(.07)	8.13	8.06	(.04)	—	(.04)	53.47	17.74	844	1.35		1.35		(.14)
Class R-4:
3/31/2022[5,6]	87.46	(.12)	(12.98)	(13.10)	—	(7.40)	(7.40)	66.96	(16.01)[7]	784	1.00	[8]	1.00	[8]	(.30)[8]
9/30/2021	65.68	(.35)	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01		1.01		(.43)
9/30/2020	54.78	(.12)	13.51	13.39	—	(2.49)	(2.49)	65.68	25.03	835	1.02		1.02		(.21)
9/30/2019	59.71	.06	(1.68)	(1.62)	—	(3.31)	(3.31)	54.78	(1.37)	791	1.04		1.04		.11
9/30/2018	55.18	.03	7.00	7.03	—	(2.50)	(2.50)	59.71	13.13	894	1.04		1.04		.05
9/30/2017	46.89	.08	8.38	8.46	(.17)	—	(.17)	55.18	18.12	865	1.05		1.05		.17
Class R-5E:
3/31/2022[5,6]	88.94	(.04)	(13.22)	(13.26)	—	(7.40)	(7.40)	68.28	(15.92)[7]	173	.81	[8]	.81	[8]	(.10)[8]
9/30/2021	66.64	(.19)	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188	.80		.80		(.22)
9/30/2020	55.44	(.01)	13.70	13.69	—	(2.49)	(2.49)	66.64	25.28	84	.82		.82		(.02)
9/30/2019	60.26	.18	(1.69)	(1.51)	—	(3.31)	(3.31)	55.44	(1.16)	39	.84		.84		.32
9/30/2018	55.55	.18	7.03	7.21	—	(2.50)	(2.50)	60.26	13.38	28	.84		.84		.31
9/30/2017	47.30	.18	8.42	8.60	(.35)	—	(.35)	55.55	18.33	12	.84		.84		.36
Class R-5:
3/31/2022[5,6]	92.04	— [11]	(13.72)	(13.72)	—	(7.40)	(7.40)	70.92	(15.88)[7]	405	.70	[8]	.70	[8]	— [8,12]
9/30/2021	68.86	(.11)	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510	.71		.71		(.13)
9/30/2020	57.16	.06	14.13	14.19	—	(2.49)	(2.49)	68.86	25.40	406	.72		.72		.09
9/30/2019	61.94	.22	(1.69)	(1.47)	—	(3.31)	(3.31)	57.16	(1.06)	376	.74		.74		.40
9/30/2018	56.99	.21	7.24	7.45	—	(2.50)	(2.50)	61.94	13.46	436	.75		.75		.36
9/30/2017	48.40	.24	8.64	8.88	(.29)	—	(.29)	56.99	18.48	424	.75		.75		.47
Class R-6:
3/31/2022[5,6]	91.12	.03	(13.58)	(13.55)	—	(7.40)	(7.40)	70.17	(15.85)[7]	19,641	.65	[8]	.65	[8]	.07 [8]
9/30/2021	68.15	(.06)	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437	.66		.66		(.07)
9/30/2020	56.56	.08	14.00	14.08	—	(2.49)	(2.49)	68.15	25.47	11,166	.67		.67		.14
9/30/2019	61.31	.26	(1.70)	(1.44)	—	(3.31)	(3.31)	56.56	(1.02)	8,031	.69		.69		.47
9/30/2018	56.40	.25	7.16	7.41	—	(2.50)	(2.50)	61.31	13.53	7,039	.69		.69		.42
9/30/2017	47.93	.26	8.54	8.80	(.33)	—	(.33)	56.40	18.51	5,289	.70		.70		.51

See end of table for footnotes.

42	SMALLCAP World Fund

Financial highlights (continued)

	Six months ended March 31, 2022[5,6,7]	Year ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[16]	16%	30%	38%	39%	35%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Amount less than .01%.
[13]	Class T and 529-T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

SMALLCAP World Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2021, through March 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	SMALLCAP World Fund

Expense example (continued)

	Beginning account value 10/1/2021	Ending account value 3/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$839.88	$4.54	.99%
Class A – assumed 5% return	1,000.00	1,020.00	4.99	.99
Class C – actual return	1,000.00	836.83	7.92	1.73
Class C – assumed 5% return	1,000.00	1,016.31	8.70	1.73
Class T – actual return	1,000.00	841.03	3.44	.75
Class T – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class F-1 – actual return	1,000.00	839.64	4.77	1.04
Class F-1 – assumed 5% return	1,000.00	1,019.75	5.24	1.04
Class F-2 – actual return	1,000.00	840.91	3.49	.76
Class F-2 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class F-3 – actual return	1,000.00	841.43	2.98	.65
Class F-3 – assumed 5% return	1,000.00	1,021.69	3.28	.65
Class 529-A – actual return	1,000.00	839.83	4.63	1.01
Class 529-A – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-C – actual return	1,000.00	836.54	8.15	1.78
Class 529-C – assumed 5% return	1,000.00	1,016.06	8.95	1.78
Class 529-E – actual return	1,000.00	838.86	5.68	1.24
Class 529-E – assumed 5% return	1,000.00	1,018.75	6.24	1.24
Class 529-T – actual return	1,000.00	840.79	3.72	.81
Class 529-T – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class 529-F-1 – actual return	1,000.00	840.55	3.95	.86
Class 529-F-1 – assumed 5% return	1,000.00	1,020.64	4.33	.86
Class 529-F-2 – actual return	1,000.00	840.97	3.49	.76
Class 529-F-2 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-F-3 – actual return	1,000.00	841.15	3.26	.71
Class 529-F-3 – assumed 5% return	1,000.00	1,021.39	3.58	.71
Class R-1 – actual return	1,000.00	836.67	7.97	1.74
Class R-1 – assumed 5% return	1,000.00	1,016.26	8.75	1.74
Class R-2 – actual return	1,000.00	836.59	8.06	1.76
Class R-2 – assumed 5% return	1,000.00	1,016.16	8.85	1.76
Class R-2E – actual return	1,000.00	837.94	6.69	1.46
Class R-2E – assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-3 – actual return	1,000.00	838.57	6.00	1.31
Class R-3 – assumed 5% return	1,000.00	1,018.40	6.59	1.31
Class R-4 – actual return	1,000.00	839.88	4.59	1.00
Class R-4 – assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class R-5E – actual return	1,000.00	840.80	3.72	.81
Class R-5E – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5 – actual return	1,000.00	841.18	3.21	.70
Class R-5 – assumed 5% return	1,000.00	1,021.44	3.53	.70
Class R-6 – actual return	1,000.00	841.48	2.98	.65
Class R-6 – assumed 5% return	1,000.00	1,021.69	3.28	.65

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

SMALLCAP World Fund	45

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

46	SMALLCAP World Fund

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SMALLCAP World Fund	47

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48	SMALLCAP World Fund

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SMALLCAP World Fund	49

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50	SMALLCAP World Fund

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SMALLCAP World Fund	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 31, 2022